UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Fund
BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 09/30/2011

Item 1 – Report to Stockholders

September 30, 2011

Annual Report

BlackRock Large Cap Series Funds, Inc.

▶	BlackRock Large Cap Core Fund

▶	BlackRock Large Cap Growth Fund

▶	BlackRock Large Cap Value Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Dear Shareholder

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This shareholder report reflects your fund’s reporting period ended September 30, 2011. The following market review is intended to provide you with additional perspective on the performance of your investments during that period.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine and its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains dedicated to finding opportunities and managing risk in this environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6-month	12-month
US large cap equities	(13.78)%	1.14%
(S&P 500® Index)
US small cap equities	(23.12)	(3.53)
(Russell 2000® Index)
International equities	(17.74)	(9.36)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	(23.45)	(16.15)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.05	0.14
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	16.14	9.28
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	6.20	5.26
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax-exempt municipal	7.85	3.88
bonds (Barclays Capital
Municipal Bond Index)
US high yield bonds	(5.12)	1.75
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2011	BlackRock Large Cap Core Fund

Investment Objective

BlackRock Large Cap Core Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Core Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000® Index, for the 12-month period ended September 30, 2011.

What factors influenced performance?

•	Overall, negative Portfolio performance in the information technology (“IT”) and materials sectors offset positive results in health care and financials.

•

Within the IT sector, stock selection was the primary detractor from performance relative to the benchmark index. In particular, the Portfolio was underweight in key large-cap technology names within the benchmark that outperformed. At the same time, the Portfolio was overweight in the semiconductors & semiconductor equipment industry, which struggled during the period. Whereas semiconductors benefited in the first half of 2011 from a tight supply environment and favorable industry trends (e.g., smart-phone/tablet adoption and wireless infrastructure build-outs), the final three months of the reporting period saw an inventory correction, partly due to buffer inventories that were built in the aftermath of the Japan earthquake. The industry’s inventory issues were exacerbated by slowing demand trends, a by-product of broader macroeconomic uncertainty.

•

Stock selection also accounted for the majority of relative weakness within materials. The Portfolio’s emphasis on the most economically sensitive areas within the sector — namely, chemicals and metals & mining — was particularly detrimental as these stocks reacted most negatively to the drop in commodity prices and overall global growth concerns.

•

On the positive side, the health care sector accounted for the largest contribution to Portfolio results. Strength was notable in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in rising earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, a substantial overweight position aided results as the market flocked to the safety of the defensive sector. In financials, a significant underweight position was beneficial as macroeconomic and regulatory uncertainties continued to plague the sector. In general, the ongoing European sovereign debt crisis, coupled with a still-evolving regulatory paradigm, creates numerous concerns for us and, thus, we remain broadly on the sidelines.

Describe recent portfolio activity.

•

During the 12 months, we increased Portfolio exposure to the IT, consumer staples, materials and health care sectors. We reduced the Portfolio’s weightings in industrials, utilities, consumer discretionary and financials.

Describe portfolio positioning at period end.

•

At period end, we continue to maintain a balance in the Portfolio between domestic cyclicals on the one hand and more dependable growth names on the other. The Portfolio’s largest sector overweights relative to the Russell 1000® Index were in health care and IT, while the largest underweights were in financials and industrials. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

BlackRock Large Cap Core Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

Performance Summary for the Period Ended September 30, 2011

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(19.21)%	(2.16)%	N/A	(3.61)%	N/A	3.21%	N/A
Service	(19.33)	(2.41)	N/A	(3.80)	N/A	2.98	N/A
Investor A	(19.24)	(2.24)	(7.37)%	(3.79)	(4.83)%	2.99	2.43%
Investor B	(19.62)	(3.15)	(7.50)	(4.58)	(4.92)	2.34	2.34
Investor C	(19.55)	(3.07)	(4.04)	(4.63)	(4.63)	2.14	2.14
Class R	(19.39)	(2.68)	N/A	(4.19)	N/A	2.69	N/A
Russell 1000® Index	(14.58)	0.91	N/A	(0.91)	N/A	3.28	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[5]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$807.90	$4.67	$1,000.00	$1,019.90	$5.22	1.03%
Service	$1,000.00	$806.70	$5.71	$1,000.00	$1,018.75	$6.38	1.26%
Investor A	$1,000.00	$807.60	$5.17	$1,000.00	$1,019.35	$5.77	1.14%
Investor B	$1,000.00	$803.80	$8.91	$1,000.00	$1,015.19	$9.95	1.97%
Investor C	$1,000.00	$804.50	$9.00	$1,000.00	$1,015.09	$10.05	1.99%
Class R	$1,000.00	$806.10	$6.70	$1,000.00	$1,017.65	$7.49	1.48%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Fund Summary as of September 30, 2011	BlackRock Large Cap Growth Fund

Investment Objective

BlackRock Large Cap Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000® Growth Index, for the 12-month period ended September 30, 2011.

What factors influenced performance?

•	Overall, negative Portfolio performance in the IT, consumer discretionary and materials sectors offset positive results in industrials and energy.

•

Within the IT sector, stock selection was the primary detractor from performance relative to the benchmark index. In particular, the Portfolio was underweight in key large-cap technology names within the benchmark that outperformed. At the same time, the Portfolio was overweight in the semiconductors & semiconductor equipment industry, which struggled during the period. Whereas semiconductors benefited in the first half of 2011 from a tight supply environment and favorable industry trends (e.g., smart-phone/tablet adoption and wireless infrastructure build-outs), the final three months of the reporting period saw an inventory correction, partly due to buffer inventories that were built in the aftermath of the Japan earthquake. The industry’s inventory issues were exacerbated by slowing demand trends, a by-product of broader macroeconomic uncertainty.

•

Stock selection also accounted for the majority of relative weakness within the consumer discretionary and materials sectors. In consumer discretionary, the internet & catalog retail industry was a laggard. Within the industry, the Portfolio was negatively affected by its position in an internet travel retailer that fell on anticipation of weakening travel demand. Automobile industry holdings also underperformed, reflecting both production weakness caused by the Japanese supply disruptions and a reversion in retail auto sales due to the weak macroeconomic environment. Within materials, the Portfolio’s emphasis on the most economically sensitive areas within the sector — namely, chemicals and metals & mining — was particularly detrimental as these stocks reacted most negatively to the drop in commodity prices and overall global growth concerns.

•

On the positive side, an underweight in the industrials sector accounted for the largest contribution to Portfolio results. An underweight in machinery stocks was particularly beneficial as the industry underperformed on concerns that global economic weakness would drive a slowdown in construction activity. An underweight allocation also aided relative performance in the energy sector. Specifically, the Portfolio was underexposed to the oil field services industry, which came under significant pressure as crude oil prices (and commodities, in general) weakened amid broader global economic concerns, and did not have the valuation support of other cyclicals.

Describe recent portfolio activity.

•

During the 12 months, we significantly increased the Portfolio’s weighting in the IT sector, and also added to consumer staples and health care. We reduced the Portfolio allocations to industrials, consumer discretionary, utilities and energy.

Describe portfolio positioning at period end.

•

At period end, we continue to maintain a balance in the Portfolio between domestic cyclicals on the one hand and more dependable growth names on the other. The Portfolio’s largest sector overweights relative to the Russell 1000® Growth Index were in health care and IT, while the largest underweights were in industrials, energy and consumer staples. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

BlackRock Large Cap Growth Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.
[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, in the Russell 1000® Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with a greater-than-average growth orientation.

Performance Summary for the Period Ended September 30, 2011

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(17.64)%	0.31%	N/A	(0.58)%	N/A	3.11%	N/A
Service	(17.71)	0.11	N/A	(0.78)	N/A	2.87	N/A
Investor A	(17.76)	0.00	(5.25)%	(0.89)	(1.95)%	2.81	2.25%
Investor B	(18.04)	(0.82)	(5.28)	(1.68)	(2.06)	2.17	2.17
Investor C	(18.06)	(0.82)	(1.81)	(1.68)	(1.68)	2.00	2.00
Class R	(17.85)	(0.34)	N/A	(1.21)	N/A	2.57	N/A
Russell 1000® Growth Index	(12.48)	3.78	N/A	1.62	N/A	3.01	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[5]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$823.60	$4.62	$1,000.00	$1,020.00	$5.11	1.01%
Service	$1,000.00	$822.90	$5.30	$1,000.00	$1,019.25	$5.87	1.16%
Investor A	$1,000.00	$822.40	$5.94	$1,000.00	$1,018.55	$6.58	1.30%
Investor B	$1,000.00	$819.60	$9.40	$1,000.00	$1,014.74	$10.40	2.06%
Investor C	$1,000.00	$819.40	$9.26	$1,000.00	$1,014.89	$10.25	2.03%
Class R	$1,000.00	$821.50	$7.17	$1,000.00	$1,017.20	$7.94	1.57%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

Fund Summary as of September 30, 2011	BlackRock Large Cap Value Fund

Investment Objective

BlackRock Large Cap Value Fund’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Value Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000® Value Index, for the 12-month period ended September 30, 2011.

What factors influenced performance?

•	Overall, negative Portfolio performance in the materials, utilities and IT sectors offset positive results in health care and financials.

•

Stock selection also accounted for the majority of relative weakness within materials. The Portfolio’s emphasis on the most economically sensitive areas within the sector — namely, chemicals and metals & mining — was particularly detrimental as these stocks reacted most negatively to the drop in commodity prices and overall global growth concerns. In utilities, the Portfolio’s underweight in defensive regulated utilities was a detractor amid the highly volatile market.

•

Within the IT sector, stock selection was the primary detractor from performance relative to the benchmark index. In particular, the Portfolio was underweight in key large-cap technology names within the benchmark that outperformed. At the same time, the Portfolio was overweight in the semiconductors & semiconductor equipment industry, which struggled during the period. Whereas semiconductors benefited in the first half of 2011 from a tight supply environment and favorable industry trends (e.g., smart-phone/tablet adoption and wireless infrastructure build-outs), the final three months of the reporting period saw an inventory correction, partly due to buffer inventories that were built in the aftermath of the Japan earthquake. The industry’s inventory issues were exacerbated by slowing demand trends, a by-product of broader macroeconomic uncertainty.

•

On the positive side, the health care sector accounted for the largest contribution to Portfolio results. Strength was notable in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in rising earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, a substantial overweight position aided results as the market flocked to the safety of the defensive sector. In financials, a significant underweight position was beneficial as macroeconomic and regulatory uncertainties continued to plague the sector. In general, the ongoing European sovereign debt crisis, coupled with a still-evolving regulatory paradigm, creates numerous concerns for us and, thus, we remain broadly on the sidelines.

Describe recent portfolio activity.

•

During the 12 months, we increased the Portfolio’s weightings in the health care and IT sectors, and also added to materials and consumer staples. We reduced the Portfolio’s weightings in utilities, industrials and financials.

Describe portfolio positioning at period end.

•

At period end, we continue to maintain a balance in the Portfolio between domestic cyclicals on the one hand and more dependable growth names on the other. The Portfolio’s largest sector overweights relative to the Russell 1000® Value Index were in health care, IT and materials, while the largest underweights were in financials and utilities. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

BlackRock Large Cap Value Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Value Index.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price-to-book ratios and lower forecasted growth values.

Performance Summary for the Period Ended September 30, 2011

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(20.97)%	(4.82)%	N/A	(4.72)%	N/A	4.11%	N/A
Service	(20.96)	(4.95)	N/A	(4.91)	N/A	3.88	N/A
Investor A	(21.00)	(5.04)	(10.03)%	(4.97)	(5.99)%	3.85	3.29%
Investor B	(21.36)	(5.91)	(10.14)	(5.77)	(6.11)	3.20	3.20
Investor C	(21.34)	(5.79)	(6.73)	(5.74)	(5.74)	3.02	3.02
Class R	(21.10)	(5.32)	N/A	(5.27)	N/A	3.60	N/A
Russell 1000® Value Index	(16.62)	(1.89)	N/A	(3.53)	N/A	3.36	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[5]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$791.60	$4.81	$1,000.00	$1,019.70	$ 5.42	1.07%
Service	$1,000.00	$791.70	$5.21	$1,000.00	$1,019.25	$ 5.87	1.16%
Investor A	$1,000.00	$790.70	$5.52	$1,000.00	$1,018.90	$ 6.23	1.23%
Investor B	$1,000.00	$787.70	$9.41	$1,000.00	$1,014.54	$10.61	2.10%
Investor C	$1,000.00	$787.20	$9.32	$1,000.00	$1,014.64	$10.50	2.08%
Class R	$1,000.00	$789.70	$6.91	$1,000.00	$1,017.35	$ 7.79	1.54%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. For BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees. For BlackRock Large Cap Core Fund, prior to September 24, 2007, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. BlackRock Large Cap Core Fund’s administrator waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2011 and held through September 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

September 30, 2011	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Assets
Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$1,618,472,634	$800,251,901	$1,186,038,330
Capital shares sold receivable	2,137,084	2,601,989	3,604,606
Withdrawals receivable from the Portfolios	4,418,260	83,429	3,866,469
Prepaid expenses	4,096	14,136	28,664
Total assets	1,625,032,074	802,951,455	1,193,538,069

Liabilities
Capital shares redeemed payable	6,555,344	2,685,418	7,471,075
Service and distribution fees payable	601,215	182,258	288,344
Administration fees payable	1,713,633	150,184	543,578
Officer’s fees payable	652	200	494
Other affiliates payable	72,628	8,832	30,204
Other accrued expenses payable	476,153	382,361	919,832
Total liabilities	9,419,625	3,409,253	9,253,527
Net Assets	$1,615,612,449	$799,542,202	$1,184,284,542

Net Assets Consist of
Paid-in capital	$2,279,419,764	$865,640,554	$2,147,472,675
Undistributed net investment income	6,177,527	1,427,732	6,811,814
Accumulated net realized loss allocated from the Portfolios	(633,176,513)	(27,331,423)	(904,951,744)
Net unrealized appreciation/depreciation allocated from the Portfolios	(36,808,329)	(40,194,661)	(65,048,203)
Net Assets	$1,615,612,449	$799,542,202	$1,184,284,542

[1] Investments at cost	$1,655,280,963	$840,446,562	$1,251,086,533

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	11

Statements of Assets and Liabilities (concluded)	BlackRock Large Cap Series Funds, Inc.

September 30, 2011	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Net Asset Value
Institutional:
Net assets	$489,847,429	$300,110,941	$364,623,900
Shares outstanding, $0.10 par value[2]	49,794,785	31,349,033	28,613,560
Net asset value	$9.84	$9.57	$12.74
Service:
Net assets	$269,622	$10,733,969	$29,586,457
Shares outstanding, $0.10 par value[3]	28,084	1,132,246	2,327,681
Net asset value	$9.60	$9.48	$12.71
Investor A:
Net assets	$634,822,360	$318,230,311	$479,706,713
Shares outstanding, $0.10 par value[4]	66,086,114	34,365,600	38,285,693
Net asset value	$9.61	$9.26	$12.53
Investor B:
Net assets	$47,835,742	$10,372,168	$22,168,496
Shares outstanding, $0.10 par value[5]	5,356,959	1,226,937	1,881,154
Net asset value	$8.93	$8.45	$11.78
Investor C:
Net assets	$393,172,187	$129,227,026	$220,527,184
Shares outstanding, $0.10 par value[6]	44,441,893	15,303,462	18,820,502
Net asset value	$8.85	$8.44	$11.72
Class R:
Net assets	$49,665,109	$30,867,787	$67,671,792
Shares outstanding, $0.10 par value[7]	5,403,627	3,476,102	5,604,043
Net asset value	$9.19	$8.88	$12.08

[2] Shares Authorized — Institutional	400 million	100 million	400 million
[3] Shares Authorized — Service	50 million	50 million	50 million
[4] Shares Authorized — Investor A	300 million	100 million	400 million
[5] Shares Authorized — Investor B	200 million	200 million	200 million
[6] Shares Authorized — Investor C	400 million	100 million	400 million
[7] Shares Authorized — Class R	200 million	200 million	200 million

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Year Ended September 30, 2011	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Investment Income
Net investment income allocated from the Portfolios:
Dividends — unaffiliated	$38,803,172	$11,430,893	$32,286,409
Securities lending — affiliated	167,916	36,362	188,501
Dividends — affiliated	458	4,609	248
Expenses	(11,882,511)	(4,199,339)	(9,568,825)
Fees waived	289	1,986	62
Total income	27,089,324	7,274,511	22,906,395

Expenses
Administration	6,003,009	1,941,034	4,460,702
Service — Service	889	32,404	84,744
Service — Investor A	2,571,685	586,953	1,680,693
Service and distribution — Investor B	709,235	137,781	330,812
Service and distribution — Investor C	5,979,745	1,337,706	2,929,513
Service and distribution — Class R	372,848	226,421	517,630
Transfer agent — Institutional	1,790,558	497,250	1,436,903
Transfer agent — Service	864	12,885	36,664
Transfer agent — Investor A	2,221,609	490,383	1,390,072
Transfer agent — Investor B	268,511	36,140	108,994
Transfer agent — Investor C	1,435,672	315,507	854,444
Transfer agent — Class R	187,230	128,573	274,100
Printing	185,299	48,566	89,108
Registration	88,684	84,988	110,217
Professional	82,094	15,179	9,502
Officer	1,236	398	977
Miscellaneous	26,418	17,051	27,242
Total expenses	21,925,586	5,909,219	14,342,317
Less transfer agent fees waived and/or reimbursed — Investor A	(893,790)	—	—
Less transfer agent fees waived and/or reimbursed — Investor B	(120,239)	—	—
Total expenses after fees waived and/or reimbursed	20,911,557	5,909,219	14,342,317
Net investment income	6,177,767	1,365,292	8,564,078

Realized and Unrealized Gain Allocated from the Portfolios
Net realized gain from investments	315,756,961	81,765,986	198,293,179
Net change in unrealized appreciation/depreciation on investments	(286,382,058)	(81,952,228)	(172,721,849)
Total realized and unrealized gain (loss)	29,374,903	(186,242)	25,571,330
Net Increase in Net Assets Resulting from Operations	$35,552,670	$1,179,050	$34,135,408

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	13

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Fund		BlackRock Large Cap Growth Fund
	Year Ended September 30,		Year Ended September 30,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$6,177,767	$8,307,932	$1,365,292	$(1,307,511)
Net realized gain	315,756,961	308,196,095	81,765,986	84,608,462
Net change in unrealized appreciation/depreciation	(286,382,058)	(171,012,775)	(81,952,228)	(46,665,882)
Net increase in net assets resulting from operations	35,552,670	145,491,252	1,179,050	36,635,069

Dividends to Shareholders From
Net investment income:
Institutional	(3,428,086)	(12,993,303)	—	(220,527)
Service	(2,148)	(4,287)	—	(22,031)
Investor A	(5,187,070)	(10,902,059)	—	(470,574)
Investor B	—	(190,868)	—	—
Investor C	—	(1,867,896)	—	—
Class R	(144,983)	(614,642)	—	—
Decrease in net assets resulting from dividends to shareholders	(8,762,287)	(26,573,055)	—	(713,132)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(785,397,430)	(756,551,310)	278,887,367	(113,926,921)

Net Assets
Total increase (decrease) in net assets	(758,607,047)	(637,633,113)	280,066,417	(78,004,984)
Beginning of year	2,374,219,496	3,011,852,609	519,475,785	597,480,769
End of year	$1,615,612,449	$2,374,219,496	$799,542,202	$519,475,785
Undistributed net investment income	$6,177,527	$8,762,047	$1,427,732	$62,440

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Changes in Net Assets (concluded)	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Value Fund
	Year Ended September 30,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$8,564,078	$12,424,379
Net realized gain	198,293,179	340,281,615
Net change in unrealized appreciation/depreciation	(172,721,849)	(269,161,988)
Net increase in net assets resulting from operations	34,135,408	83,544,006

Dividends to Shareholders From
Net investment income:
Institutional	(6,903,118)	(9,770,493)
Service	(266,885)	(314,621)
Investor A	(5,379,874)	(8,289,868)
Investor C	—	(655,147)
Class R	(450,372)	(970,125)
Decrease in net assets resulting from dividends to shareholders	(13,000,249)	(20,000,254)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(812,671,029)	(537,210,237)

Net Assets
Total decrease in net assets	(791,535,870)	(473,666,485)
Beginning of year	1,975,820,412	2,449,486,897
End of year	$1,184,284,542	$1,975,820,412
Undistributed net investment income	$6,811,814	$11,247,985

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	15

Financial Highlights	BlackRock Large Cap Core Fund

	Institutional
	Year Ended September 30,		Period November 1, 2008 to September 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.11	$9.68	$8.62	$14.60	$14.20	$13.20
Net investment income[1]	0.07	0.06	0.09	0.07	0.04	0.03
Net realized and unrealized gain (loss)	(0.28)	0.49	0.97	(5.66)	1.83	2.10
Net increase (decrease) from investment operations	(0.21)	0.55	1.06	(5.59)	1.87	2.13
Dividends and distributions from:
Net investment income	(0.06)	(0.12)	—	—	—	—
Net realized gain	—	—	—	(0.39)	(1.47)	(1.13)
Total dividends and distributions	(0.06)	(0.12)	—	(0.39)	(1.47)	(1.13)
Net asset value, end of period	$9.84	$10.11	$9.68	$8.62	$14.60	$14.20

Total Investment Return[2]
Based on net asset value	(2.16)%	5.69%	12.30%[3,4]	(39.25)%	13.55%	16.91%

Ratios to Average Net Assets[5]
Total expenses	1.05%	0.98%	0.89%[6]	0.86%	0.87%	0.89%
Total expenses after fees waived and/or reimbursed	1.05%	0.98%	0.89%[6]	0.86%	0.87%	0.89%
Net investment income	0.58%	0.63%	1.15%[6]	0.58%	0.24%	0.19%

Supplemental Data
Net assets, end of period (000)	$489,847	$646,562	$1,073,342	$700,113	$1,532,235	$922,301
Portfolio turnover of the Fund	—	—	—	—	0%[7]	0%[7]
Portfolio turnover of the Portfolio	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.06%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Service
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Period September 24, 2007[1] to October 31, 2007
	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$9.89	$9.47	$8.44	$14.33	$14.02
Net investment income (loss)[2]	0.04	0.05	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	(0.27)	0.47	0.96	(5.55)	0.32
Net increase (decrease) from investment operations	(0.23)	0.52	1.03	(5.51)	0.31
Dividends and distributions from:
Net investment income	(0.06)	(0.10)	—	—	—
Net realized gain	—	—	—	(0.38)	—
Total dividends and distributions	(0.06)	(0.10)	—	(0.38)	—
Net asset value, end of period	$9.60	$9.89	$9.47	$8.44	$14.33

Total Investment Return[3]
Based on net asset value	(2.41)%	5.53%	12.20%[4,5]	(39.39)%	2.21%[4]

Ratios to Average Net Assets[6]
Total expenses	1.25%	1.12%	1.09%[7]	1.06%	1.14%[7]
Total expenses after fees waived and/or reimbursed	1.25%	1.12%	1.09%[7]	1.06%	1.14%[7]
Net investment income (loss)	0.39%	0.49%	0.95%[7]	0.37%	(0.52)%[7]

Supplemental Data
Net assets, end of period (000)	$270	$369	$395	$372	$640
Portfolio turnover of the Portfolio	129%	173%	168%	109%	96%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.85%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	17

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor A
	Year Ended September 30,		Period November 1, 2008 to September 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.88	$9.46	$8.44	$14.33	$13.97	$13.01
Net investment income (loss)[1]	0.06	0.05	0.07	0.04	0.00 [2]	(0.01)
Net realized and unrealized gain (loss)	(0.28)	0.47	0.95	(5.54)	1.79	2.08
Net increase (decrease) from investment operations	(0.22)	0.52	1.02	(5.50)	1.79	2.07
Dividends and distributions from:
Net investment income	(0.05)	(0.10)	—	—	—	—
Net realized gain	—	—	—	(0.39)	(1.43)	(1.11)
Total dividends and distributions	(0.05)	(0.10)	—	(0.39)	(1.43)	(1.11)
Net asset value, end of period	$9.61	$9.88	$9.46	$8.44	$14.33	$13.97

Total Investment Return[3]
Based on net asset value	(2.24)%	5.50%	12.09%[4,5]	(39.38)%	13.23%	16.61%

Ratios to Average Net Assets[6]
Total expenses	1.23%	1.25%	1.32%[7]	1.23%	1.16%	1.14%
Total expenses after fees waived and/or reimbursed	1.14%	1.14%	1.12%[7]	1.11%	1.14%	1.14%
Net investment income (loss)	0.48%	0.47%	0.93%[7]	0.32%	(0.03)%	(0.06)%

Supplemental Data
Net assets, end of period (000)	$634,822	$973,066	$1,060,517	$1,023,005	$1,846,007	$1,028,585
Portfolio turnover of the Fund	—	—	—	—	0%[8]	0%[8]
Portfolio turnover of the Portfolio	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.73%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor B
	Year Ended September 30,		Period November 1, 2008 to September 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.22	$8.82	$7.92	$13.57	$13.30	$12.43
Net investment income (loss)[1]	(0.04)	(0.03)	0.01	(0.05)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	(0.25)	0.45	0.89	(5.23)	1.69	1.99
Net increase (decrease) from investment operations	(0.29)	0.42	0.90	(5.28)	1.59	1.88
Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	(0.37)	(1.32)	(1.01)
Total dividends and distributions	—	(0.02)	—	(0.37)	(1.32)	(1.01)
Net asset value, end of period	$8.93	$9.22	$8.82	$7.92	$13.57	$13.30

Total Investment Return[2]
Based on net asset value	(3.15)%	4.71%	11.36%[3,4]	(39.90)%	12.30%	15.72%

Ratios to Average Net Assets[5]
Total expenses	2.14%	2.16%	2.25%[6]	2.04%	1.94%	1.91%
Total expenses after fees waived and/or reimbursed	1.97%	1.97%	1.91%[6]	1.88%	1.93%	1.91%
Net investment income (loss)	(0.34)%	(0.35)%	0.18%[6]	(0.45)%	(0.78)%	(0.83)%

Supplemental Data
Net assets, end of period (000)	$47,836	$78,876	$119,910	$180,730	$494,478	$467,145
Portfolio turnover of the Fund	—	—	—	—	0%[7]	0%[7]
Portfolio turnover of the Portfolio	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.86%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	19

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor C
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,

	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.13	$8.76	$7.88	$13.51	$13.26	$12.43
Net investment loss[1]	(0.04)	(0.04)	(0.00)[2]	(0.06)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	(0.24)	0.44	0.88	(5.20)	1.71	1.97
Net increase (decrease) from investment operations	(0.28)	0.40	0.88	(5.26)	1.60	1.86
Dividends and distributions from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gain	—	—	—	(0.37)	(1.35)	(1.03)
Total dividends and distributions	—	(0.03)	—	(0.37)	(1.35)	(1.03)
Net asset value, end of period	$8.85	$9.13	$8.76	$7.88	$13.51	$13.26

Total Investment Return[3]
Based on net asset value	(3.07)%	4.51%	11.17%[4,5]	(39.93)%	12.40%	15.64%

Ratios to Average Net Assets[6]
Total expenses	2.00%	2.02%	2.09%[7]	1.97%	1.93%	1.91%
Total expenses after fees waived and/or reimbursed	2.00%	2.02%	2.09%[7]	1.97%	1.93%	1.91%
Net investment loss	(0.38)%	(0.41)%	(0.03)%[7]	(0.54)%	(0.79)%	(0.84)%

Supplemental Data
Net assets, end of period (000)	$393,172	$594,396	$662,591	$714,368	$1,447,336	$1,176,244
Portfolio turnover of the Fund	—	—	—	—	0%[8]	0%[8]
Portfolio turnover of the Portfolio	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.66%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Large Cap Core Fund

	Class R
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,

	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.46	$9.06	$8.11	$13.85	$13.56	$12.68
Net investment income (loss)[1]	0.01	0.01	0.03	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	(0.26)	0.45	0.92	(5.35)	1.75	2.02
Net increase (decrease) from investment operations	(0.25)	0.46	0.95	(5.36)	1.70	1.98
Dividends and distributions from:
Net investment income	(0.02)	(0.06)	—	—	—	—
Net realized gain	—	—	—	(0.38)	(1.41)	(1.10)
Total dividends and distributions	(0.02)	(0.06)	—	(0.38)	(1.41)	(1.10)
Net asset value, end of period	$9.19	$9.46	$9.06	$8.11	$13.85	$13.56

Total Investment Return[2]
Based on net asset value	(2.68)%	5.09%	11.71%[3,4]	(39.71)%	12.90%	16.29%

Ratios to Average Net Assets[5]
Total expenses	1.51%	1.54%	1.61%[6]	1.54%	1.45%	1.39%
Total expenses after fees waived and/or reimbursed	1.51%	1.54%	1.61%[6]	1.54%	1.45%	1.39%
Net investment income (loss)	0.12%	0.07%	0.44%[6]	(0.12)%	(0.33)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$49,665	$80,950	$95,098	$97,139	$160,861	$108,762
Portfolio turnover of the Fund	—	—	—	—	0%[7]	0%[7]
Portfolio turnover of the Portfolio	129%	173%	168%	109%	96%	88%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.22%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	21

Financial Highlights	BlackRock Large Cap Growth Fund

	Institutional
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,

	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.54	$8.92	$7.43	$12.40	$10.63	$9.36
Net investment income (loss)[1]	0.06	0.03	0.02	0.02	(0.02)	(0.02)
Net realized and unrealized gain (loss)	(0.03)	0.62	1.47	(4.67)	1.83	1.29
Net increase (decrease) from investment operations	0.03	0.65	1.49	(4.65)	1.81	1.27
Dividends and distributions from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gain	—	—	—	(0.32)	(0.04)	—
Total dividends and distributions	—	(0.03)	—	(0.32)	(0.04)	—
Net asset value, end of period	$9.57	$9.54	$8.92	$7.43	$12.40	$10.63

Total Investment Return[2]
Based on net asset value	0.31%	7.25%	20.05%[3,4]	(38.41)%	17.07%	13.57%

Ratios to Average Net Assets[5]
Total expenses	0.96%	1.01%	1.07%[6]	0.96%	0.95%	1.04%
Net investment income (loss)	0.52%	0.28%	0.35%[6]	0.21%	(0.16)%	(0.22)%

Supplemental Data
Net assets, end of period (000)	$300,111	$66,857	$87,078	$118,873	$368,001	$215,697
Portfolio turnover of the Portfolio	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.79%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Service
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,		Period October 2, 2006[1] to October 31, 2006
	2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$8.87	$7.39	$12.37	$10.62	$10.18
Net investment income (loss)[2]	0.03	0.01	0.01	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	(0.02)	0.61	1.47	(4.65)	1.84	0.45
Net increase (decrease) from investment operations	0.01	0.62	1.48	(4.66)	1.79	0.44
Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	(0.32)	(0.04)	—
Total dividends and distributions	—	(0.02)	—	(0.32)	(0.04)	—
Net asset value, end of period	$9.48	$9.47	$8.87	$7.39	$12.37	$10.62

Total Investment Return[3]
Based on net asset value	0.11%	6.97%	20.03%[4,5]	(38.59)%	16.89%	4.32%[4]

Ratios to Average Net Assets[6]
Total expenses	1.16%	1.22%	1.22%[7]	1.14%	1.20%	1.36%[7]
Net investment income (loss)	0.29%	0.07%	0.16%[7]	(0.07)%	(0.42)%	(1.14)%[7]

Supplemental Data
Net assets, end of period (000)	$10,734	$11,299	$11,392	$10,218	$11,134	$5,014
Portfolio turnover of the Portfolio	169%	232%	242%	144%	87%	117%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.62%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	23

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor A
			Period November 1, 2008 to September 30, 2009

	Year Ended
	September 30,			Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$9.26	$8.68	$7.24	$12.15	$10.44	$9.22
Net investment income (loss)[1]	0.02	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	(0.02)	0.60	1.44	(4.57)	1.80	1.28
Net increase (decrease) from investment operations	—	0.60	1.44	(4.59)	1.75	1.22
Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	(0.32)	(0.04)	—
Total dividends and distributions	—	(0.02)	—	(0.32)	(0.04)	—
Net asset value, end of period	$9.26	$9.26	$8.68	$7.24	$12.15	$10.44

Total Investment Return[3]
Based on net asset value	0.00%	6.86%	19.89%[4,5]	(38.72)%	16.80%	13.23%

Ratios to Average Net Assets[6]
Total expenses	1.27%	1.31%	1.39%[7]	1.31%	1.27%	1.29%
Net investment income (loss)	0.21%	(0.01)%	(0.02)%[7]	(0.21)%	(0.46)%	(0.48)%

Supplemental Data
Net assets, end of period (000)	$318,230	$254,354	$267,606	$179,528	$327,501	$218,017
Portfolio turnover of the Portfolio	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.47%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor B
			Period November 1, 2008 to September 30, 2009

	Year Ended
	September 30,			Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.52	$8.03	$6.75	$11.43	$9.91	$8.82
Net investment loss[1]	(0.06)	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	(0.01)	0.56	1.33	(4.27)	1.69	1.21
Net increase (decrease) from investment operations	(0.07)	0.49	1.28	(4.36)	1.56	1.09
Distributions from net realized gain	—	—	—	(0.32)	(0.04)	—
Net asset value, end of period	$8.45	$8.52	$8.03	$6.75	$11.43	$9.91

Total Investment Return[2]
Based on net asset value	(0.82)%	6.10%	18.96%[3,4]	(39.15)%	15.78%	12.36%

Ratios to Average Net Assets[5]
Total expenses	2.08%	2.11%	2.17%[6]	2.05%	2.08%	2.07%
Net investment loss	(0.61)%	(0.81)%	(0.75)%[6]	(0.93)%	(1.26)%	(1.25)%

Supplemental Data
Net assets, end of period (000)	$10,372	$14,937	$26,959	$39,608	$105,513	$107,113
Portfolio turnover of the Portfolio	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.66%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	25

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor C
			Period
			November 1,
	Year Ended		2008 to
	September 30,		September 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.51	$8.03	$6.75	$11.42	$9.90	$8.81
Net investment loss[1]	(0.06)	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)
Net realized and unrealized gain (loss)	(0.01)	0.55	1.33	(4.26)	1.69	1.21
Net increase (decrease) from investment operations	(0.07)	0.48	1.28	(4.35)	1.56	1.09
Distributions from net realized gain	—	—	—	(0.32)	(0.04)	—
Net asset value, end of period	$8.44	$8.51	$8.03	$6.75	$11.42	$9.90

Total Investment Return[2]
Based on net asset value	(0.82)%	5.98%	18.96%[3,4]	(39.10)%	15.79%	12.37%

Ratios to Average Net Assets[5]

Total expenses	2.05%	2.12%	2.20%[6]	2.05%	2.04%	2.06%
Net investment loss	(0.60)%	(0.82)%	(0.81)%[6]	(0.95)%	(1.24)%	(1.25)%

Supplemental Data
Net assets, end of period (000)	$129,227	$121,936	$142,215	$143,081	$280,142	$185,337
Portfolio turnover of the Portfolio	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.52%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Large Cap Growth Fund

	Class R
			Period November 1, 2008 to September 30, 2009

	Year Ended
	September 30,			Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.91	$8.36	$7.00	$11.79	$10.17	$9.00
Net investment loss[1]	(0.01)	(0.03)	(0.02)	(0.05)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	(0.02)	0.58	1.38	(4.42)	1.75	1.24
Net increase (decrease) from investment operations	(0.03)	0.55	1.36	(4.47)	1.66	1.17
Distributions from net realized gain	—	—	—	(0.32)	(0.04)	—
Net asset value, end of period	$8.88	$8.91	$8.36	$7.00	$11.79	$10.17

Total Investment Return[2]
Based on net asset value	(0.34)%	6.58%	19.43%[3,4]	(38.88)%	16.36%	13.00%

Ratios to Average Net Assets[5]
Total expenses	1.60%	1.65%	1.76%[6]	1.64%	1.58%	1.54%
Net investment loss	(0.12)%	(0.35)%	(0.37)%[6]	(0.53)%	(0.79)%	(0.73)%

Supplemental Data
Net assets, end of period (000)	$30,868	$50,093	$62,231	$55,073	$95,637	$53,356
Portfolio turnover of the Portfolio	169%	232%	242%	144%	87%	117%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.15%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	27

Financial Highlights	BlackRock Large Cap Value Fund

	Institutional
			Period November 1, 2008 to September 30, 2009

	Year Ended September 30,
				Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.51	$13.16	$12.29	$20.95	$18.96	$17.12
Net investment income[1]	0.12	0.11	0.14	0.14	0.12	0.06
Net realized and unrealized gain (loss)	(0.75)	0.40	0.90	(7.42)	2.19	2.93
Net increase (decrease) from investment operations	(0.63)	0.51	1.04	(7.28)	2.31	2.99
Dividends and distributions from:
Net investment income	(0.14)	(0.16)	(0.17)	(0.05)	(0.02)	—
Net realized gain	—	—	—	(1.33)	(0.30)	(1.15)
Total dividends and distributions	(0.14)	(0.16)	(0.17)	(1.38)	(0.32)	(1.15)
Net asset value, end of period	$12.74	$13.51	$13.16	$12.29	$20.95	$18.96

Total Investment Return[2]
Based on net asset value	(4.82)%	3.88%	8.60%[3,4]	(37.01)%	12.35%	18.06%

Ratios to Average Net Assets[5]
Total expenses	1.03%	1.03%	1.05%[6]	0.93%	0.88%	0.94%
Net investment income	0.81%	0.85%	1.35%[6]	0.81%	0.59%	0.32%

Supplemental Data
Net assets, end of period (000)	$364,624	$737,610	$869,863	$867,750	$1,327,046	$990,081
Portfolio turnover of the Portfolio	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.18%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Service
			Period November 1, 2008 to September 30, 2009			Period October 2, 2006[1] to October 31, 2006

	Year Ended September 30,			Year Ended October 31,
	2011	2010		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.48	$13.13	$12.26	$20.89	$18.95	$18.62
Net investment income (loss)[2]	0.10	0.09	0.12	0.10	0.06	(0.01)
Net realized and unrealized gain (loss)	(0.75)	0.40	0.89	(7.38)	2.19	0.65
Net increase (decrease) from investment operations	(0.65)	0.49	1.01	(7.28)	2.25	0.64
Dividends and distributions from:
Net investment income	(0.12)	(0.14)	(0.14)	(0.02)	(0.01)	—
Net realized gain	—	—	—	(1.33)	(0.30)	(0.31)
Total dividends and distributions	(0.12)	(0.14)	(0.14)	(1.35)	(0.31)	(0.31)
Net asset value, end of period	$12.71	$13.48	$13.13	$12.26	$20.89	$18.95

Total Investment Return[3]
Based on net asset value	(4.95)%	3.75%	8.37%[4,5]	(37.10)%	12.01%	3.49%[4]

Ratios to Average Net Assets[6]
Total expenses	1.17%	1.18%	1.22%[7]	1.12%	1.18%	1.35%[7]
Net investment income (loss)	0.64%	0.70%	1.16%[7]	0.62%	0.29%	(1.14)%[7]

Supplemental Data
Net assets, end of period (000)	$29,586	$30,564	$29,033	$24,717	$33,790	$24,828
Portfolio turnover of the Portfolio	156%	183%	151%	108%	72%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.96%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	29

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor A
			Period November 1, 2008 to September 30, 2009
	Year Ended September 30,
				Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.29	$12.92	$12.03	$20.54	$18.64	$16.86
Net investment income[1]	0.08	0.09	0.11	0.09	0.06	0.01
Net realized and unrealized gain (loss)	(0.74)	0.40	0.87	(7.26)	2.16	2.89
Net increase (decrease) from investment operations	(0.66)	0.49	0.98	(7.17)	2.22	2.90
Dividends and distributions from:
Net investment income	(0.10)	(0.12)	(0.09)	(0.01)	(0.02)	—
Net realized gain	—	—	—	(1.33)	(0.30)	(1.12)
Total dividends and distributions	(0.10)	(0.12)	(0.09)	(1.34)	(0.32)	(1.12)
Net asset value, end of period	$12.53	$13.29	$12.92	$12.03	$20.54	$18.64

Total Investment Return[2]
Based on net asset value	(5.04)%	3.75%	8.22%[3,4]	(37.17)%	12.04%	17.78%

Ratios to Average Net Assets[5]
Total expenses	1.24%	1.23%	1.40%[6]	1.22%	1.17%	1.19%
Net investment income	0.57%	0.67%	1.04%[6]	0.52%	0.28%	0.05%

Supplemental Data
Net assets, end of period (000)	$479,707	$756,124	$967,445	$1,295,100	$2,499,604	$1,652,442
Portfolio turnover of the Portfolio	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.80%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor B
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.52	$12.18	$11.34	$19.41	$17.76	$16.12
Net investment income (loss)[1]	(0.04)	(0.03)	0.03	(0.04)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	(0.70)	0.37	0.81	(6.85)	2.04	2.74
Net increase (decrease) from investment operations	(0.74)	0.34	0.84	(6.89)	1.95	2.63
Distributions from net realized gain	—	—	—	(1.18)	(0.30)	(0.99)
Net asset value, end of period	$11.78	$12.52	$12.18	$11.34	$19.41	$17.76

Total Investment Return[2]
Based on net asset value	(5.91)%	2.79%	7.41%[3,4]	(37.62)%	11.11%	16.81%

Ratios to Average Net Assets[5]
Total expenses	2.12%	2.14%	2.21%[6]	1.99%	1.98%	1.96%
Net investment income (loss)	(0.31)%	(0.24)%	0.28%[6]	(0.24)%	(0.47)%	(0.67)%

Supplemental Data
Net assets, end of period (000)	$22,168	$37,720	$63,930	$108,660	$277,113	$309,795
Portfolio turnover of the Portfolio	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 6.97%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	31

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor C
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.44	$12.13	$11.29	$19.37	$17.72	$16.11
Net investment income (loss)[1]	(0.04)	(0.03)	0.02	(0.04)	(0.09)	(0.12)
Net realized and unrealized gain (loss)	(0.68)	0.36	0.82	(6.83)	2.04	2.76
Net increase (decrease) from investment operations	(0.72)	0.33	0.84	(6.87)	1.95	2.64
Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	(1.21)	(0.30)	(1.03)
Total dividends and distributions	—	(0.02)	—	(1.21)	(0.30)	(1.03)
Net asset value, end of period	$11.72	$12.44	$12.13	$11.29	$19.37	$17.72

Total Investment Return[2]
Based on net asset value	(5.79)%	2.74%	7.44%[3,4]	(37.66)%	11.14%	16.89%

Ratios to Average Net Assets[5]
Total expenses	2.10%	2.11%	2.19%[6]	2.00%	1.97%	1.96%
Net investment income (loss)	(0.29)%	(0.22)%	0.24%[6]	(0.26)%	(0.50)%	(0.69)%

Supplemental Data
Net assets, end of period (000)	$220,527	$298,040	$379,388	$456,180	$959,039	$754,266
Portfolio turnover of the Portfolio	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.00%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Large Cap Value Fund

	Class R
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Year Ended October 31,
	2011	2010		2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.81	$12.48	$11.63	$19.92	$18.13	$16.46
Net investment income (loss)[1]	0.04	0.04	0.07	0.03	(0.01)	(0.03)
Net realized and unrealized gain (loss)	(0.72)	0.38	0.84	(7.02)	2.11	2.80
Net increase (decrease) from investment operations	(0.68)	0.42	0.91	(6.99)	2.10	2.77
Dividends and distributions from:
Net investment income	(0.05)	(0.09)	(0.06)	—	(0.01)	—
Net realized gain	—	—	—	(1.30)	(0.30)	(1.10)
Total dividends and distributions	(0.05)	(0.09)	(0.06)	(1.30)	(0.31)	(1.10)
Net asset value, end of period	$12.08	$12.81	$12.48	$11.63	$19.92	$18.13

Total Investment Return[2]
Based on net asset value	(5.32)%	3.35%	7.88%[3,4]	(37.35)%	11.71%	17.41%

Ratios to Average Net Assets[5]
Total expenses	1.56%	1.60%	1.68%[6]	1.55%	1.50%	1.45%
Net investment income (loss)	0.25%	0.29%	0.72%[6]	0.19%	(0.06)%	(0.19)%

Supplemental Data
Net assets, end of period (000)	$67,672	$115,763	$139,827	$141,571	$211,115	$119,085
Portfolio turnover of the Portfolio	156%	183%	151%	108%	72%	71%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.45%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	33

Notes to Financial Statements	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, and BlackRock Large Cap Value Fund (collectively the “Funds” or individually a “Fund”), each a member of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of September 30, 2011, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, were 70%, 80% and 89%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. Each Fund records its investment in the corresponding Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by a Portfolio is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the corresponding Portfolio are accounted on a trade date basis. Each Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for the two years ended September 30, 2011, the period ended September 30, 2009 and the year ended October 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s net assets. The Funds do not pay an investment advisory fee or investment management fee.

With respect to BlackRock Large Cap Core Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

to February 1, 2012 unless approved by the Board, including a majority of the Independent Directors. These amounts are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. The expense limitations as a percentage of average daily net assets are as follows: 1.14% for Investor A and 1.97% for Investor B.

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the year ended September 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
BlackRock Large Cap Core Fund	$72,281
BlackRock Large Cap Growth Fund	$30,408
BlackRock Large Cap Value Fund	$18,718

For the year ended September 30, 2011, affiliates received the following CDSC relating to transactions in Investor B and Investor C Shares:

	Investor B	Investor C
BlackRock Large Cap Core Fund	$70,111	$40,521
BlackRock Large Cap Growth Fund	$12,351	$6,344
BlackRock Large Cap Value Fund	$42,303	$14,943

Furthermore, affiliates received CDSC relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

Investor A
BlackRock Large Cap Core Fund	$2,552
BlackRock Large Cap Growth Fund	$352
BlackRock Large Cap Value Fund	$1,083

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended September 30, 2011, the Funds reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Institutional	$12,956	$1,500	$5,196
Service	$10	$216	$1,035
Investor A	$65,694	$4,092	$24,672
Investor B	$7,569	$481	$1,921
Investor C	$9,990	$2,076	$5,963
Class R	$705	$467	$1,139

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended September 30, 2011 and September 30, 2010 was as follows:

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Ordinary income
9/30/2011	$8,762,287	—	$13,000,249
9/30/2010	$26,573,055	$713,132	$20,000,254
Total distributions
9/30/2011	$8,762,287	—	$13,000,249
9/30/2010	$26,573,055	$713,132	$20,000,254

As of September 30, 2011, the tax components of accumulated net losses were as follows:

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
Undistributed ordinary income	$6,177,527	$1,427,732	$6,811,814
Capital loss carryforwards	(605,060,516)	(16,978,928)	(859,640,643)
Net unrealized losses*	(64,924,326)	(50,547,156)	(110,359,304)
Total	$(663,807,315)	$(66,098,352)	$(963,188,133)

*

The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales and the timing of income recognition on partnership investments.

As of September 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund
2016	—	—	$76,062,363
2017	$605,060,516	$16,978,928	783,578,280
Total	$605,060,516	$16,978,928	$859,640,643

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	35

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after September 30, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended September 30, 2011		Year Ended September 30, 2010
BlackRock Large Cap Core Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	7,173,736	$82,240,972	10,773,130	$108,830,104
Shares issued to shareholders in reinvestment of dividends	215,803	2,378,099	995,656	10,056,127
Total issued	7,389,539	84,619,071	11,768,786	118,886,231
Shares redeemed	(21,532,537)	(241,556,878)	(58,705,823)	(580,312,532)
Net decrease	(14,142,998)	$(156,937,807)	(46,937,037)	$(461,426,301)

Service
Shares sold	2,201	$24,500	21	$209
Shares issued to shareholders in reinvestment of dividends	64	694	68	670
Total issued	2,265	25,194	89	879
Shares redeemed	(11,490)	(131,218)	(4,462)	(43,976)
Net decrease	(9,225)	$(106,024)	(4,373)	$(43,097)

Investor A
Shares sold and automatic conversion of shares	13,561,310	$150,420,583	13,647,851	$134,090,944
Shares issued to shareholders in reinvestment of dividends	450,984	4,857,051	1,022,108	10,098,403
Total issued	14,012,294	155,277,634	14,669,959	144,189,347
Shares redeemed	(46,399,082)	(502,745,701)	(28,324,813)	(278,146,597)
Net decrease	(32,386,788)	$(347,468,067)	(13,654,854)	$(133,957,250)

Investor B
Shares sold	294,803	$3,058,182	485,306	$4,475,426
Shares issued to shareholders in reinvestment of dividends	—	—	18,880	175,014
Total issued	294,803	3,058,182	504,186	4,650,440
Shares redeemed and automatic conversion of shares	(3,496,594)	(36,406,633)	(5,540,874)	(51,182,780)
Net decrease	(3,201,791)	$(33,348,451)	(5,036,688)	$(46,532,340)

Investor C
Shares sold	6,660,260	$69,205,654	9,126,282	$83,325,024
Shares issued to shareholders in reinvestment of dividends	—	—	184,903	1,699,248
Total issued	6,660,260	69,205,654	9,311,185	85,024,272
Shares redeemed	(27,295,774)	(282,572,715)	(19,911,091)	(181,463,376)
Net decrease	(20,635,514)	$(213,367,061)	(10,599,906)	$(96,439,104)

Class R
Shares sold	2,019,491	$21,805,353	2,430,715	$23,002,677
Shares issued to shareholders in reinvestment of dividends	14,026	144,890	64,796	614,263
Total issued	2,033,517	21,950,243	2,495,511	23,616,940
Shares redeemed	(5,188,049)	(56,120,263)	(4,437,568)	(41,770,158)
Net decrease	(3,154,532)	$(34,170,020)	(1,942,057)	$(18,153,218)

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Year Ended September 30, 2011		Year Ended September 30, 2010
BlackRock Large Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	36,254,869	$360,977,633	1,338,286	$12,666,317
Shares issued to shareholders in reinvestment of dividends	—	—	14,931	140,651
Total issued	36,254,869	360,977,633	1,353,217	12,806,968
Shares redeemed	(11,916,027)	(127,286,518)	(4,102,509)	(38,052,825)
Net increase (decrease)	24,338,842	$233,691,115	(2,749,292)	$(25,245,857)

Service
Shares sold and automatic conversion of shares	425,705	$4,465,992	314,193	$2,934,482
Shares issued to shareholders in reinvestment of dividends	—	—	2,316	21,700
Total issued	425,705	4,465,992	316,509	2,956,182
Shares redeemed	(486,957)	(5,539,931)	(407,564)	(3,752,048)
Net decrease	(61,252)	$(1,073,939)	(91,055)	$(795,866)

Investor A
Shares sold and automatic conversion of shares	21,482,644	$216,765,520	6,818,978	$62,794,718
Shares issued to shareholders in reinvestment of dividends	—	—	49,226	451,399
Total issued	21,482,644	216,765,520	6,868,204	63,246,117
Shares redeemed and automatic conversion of shares	(14,593,706)	(153,165,637)	(10,233,312)	(93,172,865)
Net increase (decrease)	6,888,938	$63,599,883	(3,365,108)	$(29,926,748)

Investor B
Shares sold	148,217	$1,458,988	118,538	$998,894
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Total issued	148,217	1,458,988	118,538	998,894
Shares redeemed and automatic conversion of shares	(674,646)	(6,547,986)	(1,720,564)	(14,492,638)
Net decrease	(526,429)	$(5,088,998)	(1,602,026)	$(13,493,744)

Investor C
Shares sold	5,076,302	$49,685,155	2,236,747	$18,917,169
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Total issued	5,076,302	49,685,155	2,236,747	18,917,169
Shares redeemed	(4,105,714)	(39,715,367)	(5,624,127)	(47,375,242)
Net increase (decrease)	970,588	$9,969,788	(3,387,380)	$(28,458,073)

Class R
Shares sold	1,455,910	$14,915,477	2,092,702	$18,494,679
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Total issued	1,455,910	14,915,477	2,092,702	18,494,679
Shares redeemed	(3,604,915)	(37,125,959)	(3,910,116)	(34,501,312)
Net decrease	(2,149,005)	$(22,210,482)	(1,817,414)	$(16,006,633)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	37

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

	Year Ended September 30, 2011		Year Ended September 30, 2010
BlackRock Large Cap Value Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	17,128,246	$260,069,874	19,278,100	$258,452,858
Shares issued to shareholders in reinvestment of dividends	431,235	6,278,751	623,361	8,446,534
Total issued	17,559,481	266,348,625	19,901,461	266,899,392
Shares redeemed	(43,526,100)	(667,594,229)	(31,410,550)	(423,309,905)
Net decrease	(25,966,619)	$(401,245,604)	(11,509,089)	$(156,410,513)

Service
Shares sold	464,797	$6,870,875	580,761	$7,814,152
Shares issued to shareholders in reinvestment of dividends	18,056	262,530	22,284	301,721
Total issued	482,853	7,133,405	603,045	8,115,873
Shares redeemed	(421,927)	(6,478,719)	(546,758)	(7,307,183)
Net increase	60,926	$654,686	56,287	$808,690

Investor A
Shares sold and automatic conversion of shares	8,470,988	$126,638,660	11,944,824	$158,688,148
Shares issued to shareholders in reinvestment of dividends	357,439	5,125,675	585,808	7,814,678
Total issued	8,828,427	131,764,335	12,530,632	166,502,826
Shares redeemed	(27,447,313)	(407,122,176)	(30,481,178)	(401,417,990)
Net decrease	(18,618,886)	$(275,357,841)	(17,950,546)	$(234,915,164)

Investor B
Shares sold	148,504	$2,074,101	265,031	$3,329,020
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Total issued	148,504	2,074,101	265,031	3,329,020
Shares redeemed and automatic conversion of shares	(1,280,558)	(17,866,981)	(2,500,232)	(31,383,426)
Net decrease	(1,132,054)	$(15,792,880)	(2,235,201)	$(28,054,406)

Investor C
Shares sold	2,738,603	$38,600,925	3,543,382	$44,307,468
Shares issued to shareholders in reinvestment of dividends	—	—	47,979	604,065
Total issued	2,738,603	38,600,925	3,591,361	44,911,533
Shares redeemed	(7,868,468)	(109,530,116)	(10,921,436)	(135,789,995)
Net decrease	(5,129,865)	$(70,929,191)	(7,330,075)	$(90,878,462)

Class R
Shares sold	1,831,487	$26,255,486	2,802,283	$35,887,564
Shares issued to shareholders in reinvestment of dividends	32,466	449,659	75,054	968,198
Total issued	1,863,953	26,705,145	2,877,337	36,855,762
Shares redeemed	(5,299,700)	(76,705,344)	(5,039,688)	(64,616,144)
Net decrease	(3,435,747)	$(50,000,199)	(2,162,351)	$(27,760,382)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Report of Independent Registered Public Accounting Firm	BlackRock Large Cap Series Funds, Inc.

To the Shareholders and Board of Directors of BlackRock Large Cap Series Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, three of the series constituting BlackRock Large Cap Series Funds, Inc. (collectively the “Funds”), as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, each of BlackRock Large Cap Series Funds, Inc., as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
November 25, 2011

Important Tax Information (Unaudited)

The entire amount of the ordinary income distribution paid by BlackRock Large Cap Core Fund and BlackRock Large Cap Value Fund of the BlackRock Large Cap Series Funds, Inc. during the fiscal year ended September 30, 2011 qualifies for the dividends received deduction for corporations and consists entirely of qualified dividend income for individuals.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	39

Portfolio Information as of September 30, 2011	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Pfizer, Inc.	2%
Apple, Inc.	2
Exxon Mobil Corp.	2
Philip Morris International, Inc.	2
Bristol-Myers Squibb Co.	2
Amgen, Inc.	1
Eli Lilly & Co.	1
UnitedHealth Group, Inc.	1
Biogen Idec, Inc.	1
WellPoint, Inc.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Apple, Inc.	4%
Microsoft Corp.	4
Philip Morris International, Inc.	3
Exxon Mobil Corp.	2
International Business Machines Corp.	2
Gilead Sciences, Inc.	2
Walgreen Co.	1
Biogen Idec, Inc.	1
Time Warner Cable, Inc.	1
Baxter International, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Pfizer, Inc.	4%
ConocoPhillips	2
Chevron Corp.	2
Bristol-Myers Squibb Co.	2
UnitedHealth Group, Inc.	2
Eli Lilly & Co.	2
WellPoint, Inc.	1
ACE Ltd.	1
General Dynamics Corp.	1
Capital One Financial Corp.	1

Sector Allocations

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Information Technology	24%
Health Care	22
Consumer Discretionary	15
Consumer Staples	9
Energy	8
Materials	8
Industrials	5
Financials	4
Utilities	3
Telecommunication Services	2

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Information Technology	35%
Health Care	21
Consumer Discretionary	18
Consumer Staples	8
Materials	5
Energy	5
Industrials	4
Financials	2
Telecommunication Services	2

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Health Care	21%
Information Technology	15
Financials	14
Consumer Discretionary	10
Energy	10
Materials	9
Consumer Staples	8
Industrials	7
Telecommunication Services	3
Utilities	3

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 15.0%
Auto Components — 0.8%
TRW Automotive Holdings Corp. (a)	540,000	$17,674,200
Diversified Consumer Services — 2.5%
Apollo Group, Inc., Class A (a)	640,000	25,350,400
Career Education Corp. (a)(b)	820,000	10,701,000
ITT Educational Services, Inc. (a)	390,000	22,456,200
		58,507,600
Internet & Catalog Retail — 1.0%
Expedia, Inc.	910,000	23,432,500
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	470,000	23,485,900
Media — 3.4%
CBS Corp., Class B	1,320,000	26,901,600
DISH Network Corp. (a)	950,000	23,807,000
Time Warner Cable, Inc.	440,000	27,574,800
		78,283,400
Multiline Retail — 0.7%
Dillard’s, Inc., Class A	350,000	15,218,000
Specialty Retail — 5.6%
Bed Bath & Beyond, Inc. (a)	200,000	11,462,000
Chico’s FAS, Inc.	1,260,000	14,401,800
Foot Locker, Inc.	1,150,000	23,103,500
GameStop Corp., Class A (a)	210,000	4,851,000
Limited Brands, Inc.	670,000	25,801,700
PetSmart, Inc.	620,000	26,443,000
Williams-Sonoma, Inc.	750,000	23,092,500
		129,155,500
Total Consumer Discretionary		345,757,100
Consumer Staples — 9.4%
Beverages — 2.6%
The Coca-Cola Co.	60,000	4,053,600
Coca-Cola Enterprises, Inc.	1,100,000	27,368,000
Constellation Brands, Inc., Class A (a)(b)	1,360,000	24,480,000
Dr. Pepper Snapple Group, Inc.	140,000	5,429,200
		61,330,800
Food & Staples Retailing — 2.4%
The Kroger Co.	1,190,000	26,132,400
Walgreen Co.	860,000	28,285,400
		54,417,800
Food Products — 0.8%
Smithfield Foods, Inc. (a)	990,000	19,305,000
Household Products — 0.5%
The Procter & Gamble Co.	200,000	12,636,000
Personal Products — 1.1%
Herbalife Ltd.	460,000	24,656,000
Tobacco — 2.0%
Philip Morris International, Inc.	730,000	45,537,400
Total Consumer Staples		217,883,000
Energy — 8.1%
Energy Equipment & Services — 0.4%
Exterran Holdings, Inc. (a)	340,000	3,304,800
Helmerich & Payne, Inc.	130,000	5,278,000
		8,582,800

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	190,000	$17,578,800
Exxon Mobil Corp.	660,000	47,935,800
HollyFrontier Corp.	790,000	20,713,800
Marathon Oil Corp.	1,220,000	26,327,600
Murphy Oil Corp.	330,000	14,572,800
Tesoro Corp. (a)	1,220,000	23,753,400
Valero Energy Corp.	1,490,000	26,492,200
		177,374,400
Total Energy		185,957,200
Financials — 4.3%
Consumer Finance — 2.3%
Capital One Financial Corp.	670,000	26,552,100
Discover Financial Services, Inc.	1,120,000	25,692,800
		52,244,900
Diversified Financial Services — 1.0%
The NASDAQ OMX Group, Inc. (a)	1,000,000	23,140,000
Insurance — 1.0%
ACE Ltd.	40,000	2,424,000
Assurant, Inc.	460,000	16,468,000
Principal Financial Group, Inc.	210,000	4,760,700
		23,652,700
Total Financials		99,037,600
Health Care — 21.7%
Biotechnology — 4.3%
Amgen, Inc.	610,000	33,519,500
Biogen Idec, Inc. (a)	320,000	29,808,000
Myriad Genetics, Inc. (a)	610,000	11,431,400
United Therapeutics Corp. (a)	640,000	23,993,600
		98,752,500
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	230,000	12,912,200
Health Care Providers & Services — 10.0%
AMERIGROUP Corp. (a)(b)	580,000	22,625,800
Aetna, Inc.	750,000	27,262,500
AmerisourceBergen Corp.	440,000	16,398,800
CIGNA Corp.	660,000	27,680,400
Cardinal Health, Inc.	450,000	18,846,000
Coventry Health Care, Inc. (a)	840,000	24,200,400
Health Management Associates, Inc., Class A (a)	3,180,000	22,005,600
Humana, Inc.	170,000	12,364,100
UnitedHealth Group, Inc.	670,000	30,900,400
WellPoint, Inc.	440,000	28,723,200
		231,007,200
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	1,130,000	35,459,400
Eli Lilly & Co.	870,000	32,163,900
Forest Laboratories, Inc. (a)	820,000	25,247,800
Johnson & Johnson	200,000	12,742,000
Pfizer, Inc.	2,950,000	52,156,000
		157,769,100
Total Health Care		500,441,000
Industrials — 5.2%
Aerospace & Defense — 3.5%
General Dynamics Corp.	430,000	24,462,700
Lockheed Martin Corp.	380,000	27,603,200
Northrop Grumman Corp.	540,000	28,166,400
		80,232,300

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	41

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Construction & Engineering — 1.3%
Chicago Bridge & Iron Co. NV	310,000	$8,875,300
KBR, Inc.	680,000	16,068,400
URS Corp. (a)	140,000	4,152,400
		29,096,100
Industrial Conglomerates — 0.4%
General Electric Co.	640,000	9,753,600
Total Industrials		119,082,000
Information Technology — 24.2%
Communications Equipment — 1.1%
Motorola Solutions, Inc.	620,000	25,978,000
Computers & Peripherals — 6.3%
Apple, Inc. (a)	130,000	49,553,400
Dell, Inc. (a)(b)	1,980,000	28,017,000
Lexmark International, Inc., Class A (a)(b)	850,000	22,975,500
Seagate Technology Plc	1,930,000	19,840,400
Western Digital Corp. (a)	930,000	23,919,600
		144,305,900
Electronic Equipment, Instruments & Components — 0.7%
Vishay Intertechnology, Inc. (a)	2,050,000	17,138,000
IT Services — 3.1%
Global Payments, Inc.	450,000	18,175,500
International Business Machines Corp.	110,000	19,253,300
SAIC, Inc. (a)	730,000	8,621,300
The Western Union Co.	1,660,000	25,381,400
		71,431,500
Internet Software & Services — 1.0%
Google, Inc., Class A (a)	10,000	5,143,800
Rackspace Hosting, Inc. (a)	560,000	19,118,400
		24,262,200
Semiconductors & Semiconductor Equipment — 8.5%
Altera Corp.	270,000	8,513,100
Applied Materials, Inc.	2,610,000	27,013,500
Cypress Semiconductor Corp. (a)	1,460,000	21,856,200
Fairchild Semiconductor International, Inc. (a)	1,450,000	15,660,000
LSI Corp. (a)	4,290,000	22,222,200
Maxim Integrated Products, Inc.	1,070,000	24,963,100
NVIDIA Corp. (a)(b)	1,840,000	23,000,000
Novellus Systems, Inc. (a)(b)	680,000	18,536,800
Teradyne, Inc. (a)	2,110,000	23,231,100
Xilinx, Inc.	410,000	11,250,400
		196,246,400
Software — 3.5%
Activision Blizzard, Inc.	300,000	3,570,000
Cadence Design Systems, Inc. (a)	2,250,000	20,790,000
Fortinet, Inc. (a)	810,000	13,608,000
Microsoft Corp.	640,000	15,929,600
Symantec Corp. (a)	1,600,000	26,080,000
		79,977,600
Total Information Technology		559,339,600

Common Stocks	Shares	Value
Materials — 7.7%
Chemicals — 3.7%
Ashland, Inc.	580,000	$25,601,200
CF Industries Holdings, Inc.	170,000	20,976,300
Huntsman Corp.	1,440,000	13,924,800
LyondellBasell Industries NV, Class A	970,000	23,697,100
		84,199,400
Containers & Packaging — 0.2%
Sealed Air Corp.	260,000	4,342,000
Metals & Mining — 0.9%
Alcoa, Inc.	2,270,000	21,723,900
Paper & Forest Products — 2.9%
Domtar Corp.	360,000	24,541,200
International Paper Co.	990,000	23,017,500
MeadWestvaco Corp.	800,000	19,648,000
		67,206,700
Total Materials		177,472,000
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	410,000	11,693,200
Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc. (a)	2,760,000	24,039,600
Sprint Nextel Corp. (a)(b)	1,760,000	5,350,400
		29,390,000
Total Telecommunication Services		41,083,200
Utilities — 2.9%
Independent Power Producers & Energy Traders — 2.9%
The AES Corp. (a)	2,450,000	23,912,000
Constellation Energy Group, Inc.	420,000	15,985,200
NRG Energy, Inc. (a)	1,230,000	26,088,300
Total Utilities		65,985,500
Total Long-Term Investments (Cost — $2,384,355,056) — 100.3%		2,312,038,200

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$72,083	$72,082,897
Total Short-Term Securities (Cost — $72,082,897) — 3.1%		72,082,897
Total Investments (Cost — $2,456,437,953*) — 103.4%		2,384,121,097
Liabilities in Excess of Other Assets — (3.4)%		(77,407,520)
Net Assets — 100.0%		$2,306,713,577

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,472,946,460
Gross unrealized appreciation	$224,344,184
Gross unrealized depreciation	(313,169,547)
Net unrealized depreciation	$(88,825,363)

See Notes to Financial Statements.

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$618
BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(41,541,705)	$72,082,895	$227,229

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,312,038,200	—	—	$2,312,038,200
Short-Term Securities	—	$72,082,897	—	72,082,897
Total	$2,312,038,200	$72,082,897	—	$2,384,121,097

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	43

Schedule of Investments September 30, 2011	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 17.6%
Auto Components — 0.8%
Federal-Mogul Corp., Class A (a)	110,000	$1,622,500
TRW Automotive Holdings Corp. (a)	180,000	5,891,400
		7,513,900
Diversified Consumer Services — 4.5%
Apollo Group, Inc., Class A (a)	270,000	10,694,700
Career Education Corp. (a)	440,000	5,742,000
DeVry, Inc.	190,000	7,022,400
ITT Educational Services, Inc. (a)(b)	180,000	10,364,400
Weight Watchers International, Inc.	190,000	11,067,500
		44,891,000
Household Durables — 0.8%
Tempur-Pedic International, Inc. (a)	150,000	7,891,500
Internet & Catalog Retail — 1.0%
Expedia, Inc.	400,000	10,300,000
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	210,000	10,493,700
Media — 4.1%
CBS Corp., Class B	500,000	10,190,000
DISH Network Corp., Class A (a)	420,000	10,525,200
John Wiley & Sons, Inc., Class A	140,000	6,218,800
Time Warner Cable, Inc.	220,000	13,787,400
		40,721,400
Multiline Retail — 0.2%
Nordstrom, Inc.	40,000	1,827,200
Specialty Retail — 4.1%
Bed Bath & Beyond, Inc. (a)	210,000	12,035,100
Chico’s FAS, Inc.	890,000	10,172,700
PetSmart, Inc.	260,000	11,089,000
Williams-Sonoma, Inc.	250,000	7,697,500
		40,994,300
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	210,000	10,884,300
Total Consumer Discretionary		175,517,300
Consumer Staples — 7.8%
Beverages — 1.4%
The Coca-Cola Co.	40,000	2,702,400
Coca-Cola Enterprises, Inc.	460,000	11,444,800
		14,147,200
Food & Staples Retailing — 2.5%
The Kroger Co.	479,000	10,518,840
Walgreen Co.	440,000	14,471,600
		24,990,440
Personal Products — 1.1%
Herbalife Ltd.	210,000	11,256,000
Tobacco — 2.8%
Philip Morris International, Inc.	440,000	27,447,200
Total Consumer Staples		77,840,840
Energy — 5.0%
Energy Equipment & Services — 0.4%
Exterran Holdings, Inc. (a)	420,000	4,082,400
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	62,000	5,736,240
Exxon Mobil Corp.	340,000	24,694,200
HollyFrontier Corp.	283,000	7,420,260
Marathon Oil Corp.	200,000	4,316,000
Murphy Oil Corp.	90,000	3,974,400
		46,141,100
Total Energy		50,223,500

Common Stocks	Shares	Value
Financials — 1.9%
Consumer Finance — 0.9%
Discover Financial Services, Inc.	378,000	$8,671,320
Diversified Financial Services — 1.0%
The NASDAQ OMX Group, Inc. (a)	430,000	9,950,200
Total Financials		18,621,520
Health Care — 20.8%
Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc. (a)	90,000	5,765,400
Biogen Idec, Inc. (a)	150,000	13,972,500
Gilead Sciences, Inc. (a)	400,000	15,520,000
Myriad Genetics, Inc. (a)	570,000	10,681,800
United Therapeutics Corp. (a)	280,000	10,497,200
		56,436,900
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	245,000	13,754,300
Hill-Rom Holdings, Inc.	240,000	7,204,800
IDEXX Laboratories, Inc. (a)	100,000	6,897,000
Kinetic Concepts, Inc. (a)	139,000	9,158,710
Thoratec Corp. (a)	20,000	652,800
		37,667,610
Health Care Providers & Services — 6.6%
AMERIGROUP Corp. (a)	201,000	7,841,010
Aetna, Inc.	227,000	8,251,450
AmerisourceBergen Corp.	272,000	10,137,440
Cardinal Health, Inc.	237,000	9,925,560
Coventry Health Care, Inc. (a)	287,000	8,268,470
Health Management Associates, Inc., Class A (a)(b)	1,560,000	10,795,200
McKesson Corp.	30,000	2,181,000
UnitedHealth Group, Inc.	187,000	8,624,440
		66,024,570
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc. (a)	380,000	11,875,000
Covance, Inc. (a)	230,000	10,453,500
		22,328,500
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	234,000	7,342,920
Eli Lilly & Co.	340,000	12,569,800
Warner Chilcott Plc, Class A (a)	360,000	5,148,000
		25,060,720
Total Health Care		207,518,300
Industrials — 4.0%
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	157,000	11,404,480
Airlines — 0.5%
Copa Holdings SA, Class A	80,000	4,901,600
Commercial Services & Supplies — 0.6%
Iron Mountain, Inc.	200,000	6,324,000
Construction & Engineering — 1.7%
Chicago Bridge & Iron Co. NV	250,000	7,157,500
KBR, Inc.	420,000	9,924,600
		17,082,100
Total Industrials		39,712,180
Information Technology — 35.6%
Computers & Peripherals — 7.9%
Apple, Inc. (a)	110,000	41,929,800
Dell, Inc. (a)	920,000	13,018,000
QLogic Corp. (a)(b)	790,000	10,017,200
Seagate Technology Plc	630,000	6,476,400
Western Digital Corp. (a)	260,000	6,687,200
		78,128,600

See Notes to Financial Statements.

44	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology (concluded)
IT Services — 6.0%
DST Systems, Inc.	240,000	$10,519,200
Global Payments, Inc.	270,000	10,905,300
International Business Machines Corp.	90,000	15,752,700
SAIC, Inc. (a)	870,000	10,274,700
The Western Union Co.	790,000	12,079,100
		59,531,000
Internet Software & Services — 1.1%
Google, Inc., Class A (a)	4,000	2,057,520
Rackspace Hosting, Inc. (a)	266,000	9,081,240
		11,138,760
Semiconductors & Semiconductor Equipment — 11.4%
Altera Corp.	298,000	9,395,940
Applied Materials, Inc.	990,000	10,246,500
Avago Technologies Ltd.	340,000	11,141,800
Cypress Semiconductor Corp. (a)	320,000	4,790,400
Intersil Corp., Class A	844,000	8,684,760
KLA-Tencor Corp.	290,000	11,101,200
LSI Corp. (a)	1,940,000	10,049,200
Maxim Integrated Products, Inc.	480,000	11,198,400
NVIDIA Corp. (a)(b)	840,000	10,500,000
Novellus Systems, Inc. (a)(b)	310,000	8,450,600
Teradyne, Inc. (a)	720,000	7,927,200
Xilinx, Inc.	350,000	9,604,000
		113,090,000
Software — 9.2%
Activision Blizzard, Inc.	470,000	5,593,000
Autodesk, Inc. (a)	311,000	8,639,580
Cadence Design Systems, Inc. (a)	1,140,000	10,533,600
Fortinet, Inc. (a)	650,000	10,920,000
Microsoft Corp.	1,465,000	36,463,850
Symantec Corp. (a)	750,000	12,225,000
TIBCO Software, Inc. (a)	340,000	7,612,600
		91,987,630
Total Information Technology		353,875,990
Materials — 5.5%
Chemicals — 3.9%
CF Industries Holdings, Inc.	80,000	9,871,200
LyondellBasell Industries NV, Class A	370,000	9,039,100
W.R. Grace & Co. (a)	320,000	10,656,000
Westlake Chemical Corp.	270,000	9,255,600
		38,821,900
Metals & Mining — 0.6%
Alcoa, Inc.	636,000	6,086,520
Paper & Forest Products — 1.0%
International Paper Co.	420,000	9,765,000
Total Materials		54,673,420
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 0.6%
Level 3 Communications, Inc. (a)(b)	4,150,000	6,183,500
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	1,200,000	10,452,000
Total Telecommunication Services		16,635,500
Total Long-Term Investments (Cost — $1,046,486,613) — 99.9%		994,618,550

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	2,585,122	$2,585,122

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$24,185	24,184,509
Total Short-Term Securities (Cost — $26,769,631) — 2.7%		26,769,631
Total Investments (Cost — $1,073,256,244*) — 102.6%		1,021,388,181
Liabilities in Excess of Other Assets — (2.6)%		(26,108,968)
Net Assets — 100.0%		$995,279,213

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,084,993,777
Gross unrealized appreciation	$48,903,489
Gross unrealized depreciation	(112,509,085)
Net unrealized depreciation	$(63,605,596)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	346,978	2,238,144	2,585,122	$5,651
BlackRock Liquidity Series, LLC Money Market Series	$19,523,700	$4,660,809	$24,184,509	$46,484

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	45

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$994,618,550	—	—	$994,618,550
Short-Term Securities	2,585,122	$24,184,509	—	26,769,631
Total	$997,203,672	$24,184,509	—	$1,021,388,181

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

46	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 9.7%
Auto Components — 1.0%
TRW Automotive Holdings Corp. (a)	400,000	$13,092,000
Diversified Consumer Services — 1.3%
Career Education Corp. (a)(b)	960,000	12,528,000
Education Management Corp. (a)(b)	350,000	5,194,000
		17,722,000
Internet & Catalog Retail — 1.0%
Expedia, Inc.	500,000	12,875,000
Media — 2.2%
CBS Corp., Class B	770,000	15,692,600
DISH Network Corp., Class A (a)	550,000	13,783,000
		29,475,600
Multiline Retail — 1.0%
Dillard’s, Inc., Class A	320,000	13,913,600
Specialty Retail — 3.2%
Chico’s FAS, Inc.	1,110,000	12,687,300
Foot Locker, Inc.	710,000	14,263,900
GameStop Corp., Class A (a)	530,000	12,243,000
Limited Brands, Inc.	80,000	3,080,800
		42,275,000
Total Consumer Discretionary		129,353,200
Consumer Staples — 7.9%
Beverages — 2.2%
Coca-Cola Enterprises, Inc.	570,000	14,181,600
Constellation Brands, Inc., Class A (a)	840,000	15,120,000
		29,301,600
Food & Staples Retailing — 2.1%
The Kroger Co.	680,000	14,932,800
Walgreen Co.	420,000	13,813,800
		28,746,600
Food Products — 1.1%
Smithfield Foods, Inc. (a)	730,000	14,235,000
Household Products — 0.8%
The Procter & Gamble Co.	170,000	10,740,600
Tobacco — 1.7%
Lorillard, Inc.	60,000	6,642,000
Philip Morris International, Inc.	260,000	16,218,800
		22,860,800
Total Consumer Staples		105,884,600
Energy — 9.6%
Capital Markets — 0.5%
American Capital Ltd. (a)	940,000	6,410,800
Energy Equipment & Services — 0.1%
Helmerich & Payne, Inc.	40,000	1,624,000
Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	300,000	27,756,000
ConocoPhillips	440,000	27,860,800
HollyFrontier Corp.	120,000	3,146,400
Marathon Oil Corp.	790,000	17,048,200
Murphy Oil Corp.	310,000	13,689,600
Tesoro Corp. (a)	750,000	14,602,500
Valero Energy Corp.	870,000	15,468,600
		119,572,100
Total Energy		127,606,900

Common Stocks	Shares	Value
Financials — 14.1%
Consumer Finance — 3.3%
Capital One Financial Corp.	460,000	$18,229,800
Discover Financial Services, Inc.	690,000	15,828,600
SLM Corp.	790,000	9,835,500
		43,893,900
Diversified Financial Services — 1.6%
Interactive Brokers Group, Inc., Class A	380,000	5,293,400
JPMorgan Chase & Co.	50,000	1,506,000
The NASDAQ OMX Group, Inc. (a)	620,000	14,346,800
		21,146,200
Insurance — 9.2%
ACE Ltd.	310,000	18,786,000
Allied World Assurance Co. Holdings AG	40,000	2,148,400
American Financial Group, Inc.	450,000	13,981,500
Arch Capital Group Ltd. (a)	480,000	15,684,000
Assurant, Inc.	420,000	15,036,000
Berkshire Hathaway, Inc., Class B (a)	30,000	2,131,200
Endurance Specialty Holdings Ltd.	230,000	7,854,500
Principal Financial Group, Inc.	660,000	14,962,200
Protective Life Corp.	520,000	8,127,600
Symetra Financial Corp.	270,000	2,200,500
Unum Group	740,000	15,510,400
XL Group Plc	340,000	6,392,000
		122,814,300
Total Financials		187,854,400
Health Care — 21.1%
Biotechnology — 1.8%
Amgen, Inc.	190,000	10,440,500
Biogen Idec, Inc. (a)	150,000	13,972,500
		24,413,000
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	280,000	15,719,200
Hill-Rom Holdings, Inc.	280,000	8,405,600
Zimmer Holdings, Inc. (a)	10,000	535,000
		24,659,800
Health Care Providers & Services — 8.8%
AMERIGROUP Corp. (a)	310,000	12,093,100
Aetna, Inc.	440,000	15,994,000
Cardinal Health, Inc.	360,000	15,076,800
Cigna Corp.	390,000	16,356,600
Coventry Health Care, Inc. (a)	470,000	13,540,700
UnitedHealth Group, Inc.	540,000	24,904,800
WellPoint, Inc.	290,000	18,931,200
		116,897,200
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co.	840,000	26,359,200
Eli Lilly & Co.	550,000	20,333,500
Forest Laboratories, Inc. (a)	520,000	16,010,800
Johnson & Johnson	80,000	5,096,800
Pfizer, Inc.	2,650,000	46,852,000
		114,652,300
Total Health Care		280,622,300
Industrials — 6.8%
Aerospace & Defense — 3.7%
General Dynamics Corp.	330,000	18,773,700
Lockheed Martin Corp.	200,000	14,528,000
Northrop Grumman Corp.	320,000	16,691,200
		49,992,900

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	47

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV	420,000	$12,024,600
KBR, Inc.	540,000	12,760,200
URS Corp. (a)	70,000	2,076,200
		26,861,000
Industrial Conglomerates — 1.1%
General Electric Co.	720,000	10,972,800
Tyco International Ltd.	80,000	3,260,000
		14,232,800
Total Industrials		91,086,700
Information Technology — 15.3%
Communications Equipment — 1.8%
EchoStar Corp., Class A (a)	310,000	7,009,100
Motorola Solutions, Inc.	410,000	17,179,000
		24,188,100
Computers & Peripherals — 4.1%
Dell, Inc. (a)	1,070,000	15,140,500
Lexmark International, Inc., Class A (a)(b)	480,000	12,974,400
QLogic Corp. (a)	50,000	634,000
Seagate Technology Plc	1,050,000	10,794,000
Western Digital Corp. (a)	580,000	14,917,600
		54,460,500
Electronic Equipment, Instruments & Components — 1.0%
Vishay Intertechnology, Inc. (a)	1,590,000	13,292,400
IT Services — 1.0%
SAIC, Inc. (a)	1,080,000	12,754,800
Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials, Inc.	1,640,000	16,974,000
Fairchild Semiconductor International, Inc. (a)	1,090,000	11,772,000
Intersil Corp., Class A	520,000	5,350,800
LSI Corp. (a)	2,440,000	12,639,200
Novellus Systems, Inc. (a)(b)	300,000	8,178,000
Teradyne, Inc. (a)	1,320,000	14,533,200
		69,447,200
Software — 2.2%
Activision Blizzard, Inc.	1,230,000	14,637,000
Symantec Corp. (a)	880,000	14,344,000
		28,981,000
Total Information Technology		203,124,000
Materials — 8.8%
Chemicals — 3.6%
Ashland, Inc.	320,000	14,124,800
CF Industries Holdings, Inc.	90,000	11,105,100
Cabot Corp.	370,000	9,168,600
LyondellBasell Industries NV, Class A	550,000	13,436,500
		47,835,000
Containers & Packaging — 1.0%
Sealed Air Corp.	800,000	13,360,000
Metals & Mining — 1.1%
Alcoa, Inc.	1,470,000	14,067,900

Common Stocks	Shares	Value
Materials (concluded)
Paper & Forest Products — 3.1%
Domtar Corp.	200,000	$13,634,000
International Paper Co.	630,000	14,647,500
MeadWestvaco Corp.	540,000	13,262,400
		41,543,900
Total Materials		116,806,800
Telecommunication Services — 3.4%
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	420,000	11,978,400
Wireless Telecommunication Services — 2.5%
MetroPCS Communications, Inc. (a)	1,060,000	9,232,600
Sprint Nextel Corp. (a)(b)	4,690,000	14,257,600
Telephone & Data Systems, Inc.	460,000	9,775,000
		33,265,200
Total Telecommunication Services		45,243,600
Utilities — 3.4%
Independent Power Producers & Energy Traders — 3.4%
The AES Corp. (a)	1,590,000	15,518,400
Constellation Energy Group, Inc.	400,000	15,224,000
NRG Energy, Inc. (a)	680,000	14,422,800
Total Utilities		45,165,200
Total Long-Term Investments (Cost — $1,417,909,029) — 100.1%		1,332,747,700

	Beneficial
	Interest
Short-Term Securities	(000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$23,226	23,226,367
Total Short-Term Securities (Cost — $23,226,367) — 1.8%		23,226,367
Total Investments (Cost — $1,441,135,396*) — 101.9%		1,355,974,067
Liabilities in Excess of Other Assets — (1.9)%		(24,872,241)
Net Assets — 100.0%		$1,331,101,826

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,478,957,948
Gross unrealized appreciation	$58,142,824
Gross unrealized depreciation	(181,126,705)
Net unrealized depreciation	$(122,983,881)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

48	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	40	(40)	—	$274
BlackRock Liquidity Series, LLC Money Market Series	$36,457,500	$(13,231,133)	$23,226,367	$210,298

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,332,747,700	—	—	$1,332,747,700
Short-Term Securities	—	$23,226,367	—	23,226,367
Total	$1,332,747,700	$23,226,367	—	$1,355,974,067

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	49

Statements of Assets and Liabilities	Master Large Cap Series LLC

September 30, 2011	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Assets
Investments at value — unaffiliated[1,2]	$2,312,038,200	$994,618,550	$1,332,747,700
Investments at value — affiliated[3]	72,082,897	26,769,631	23,226,367
Investments sold receivable	38,945,085	6,363,690	8,910,397
Dividends receivable — unaffiliated	1,979,075	711,028	929,407
Contributions receivable from investors	—	29,971	—
Securities lending income receivable — affiliated	16,593	2,957	93,138
Dividends receivable — affiliated	10	—	15
Prepaid expenses	50,047	11,116	47,258
Other assets	8,130	—	—
Total assets	2,425,120,037	1,028,506,943	1,365,954,282

Liabilities
Collateral on securities loaned, at value	72,082,897	24,184,509	23,226,367
Bank overdraft	8,401,086	—	4,957,246
Investments purchased payable	31,470,898	8,462,764	1,950,350
Investment advisory fees payable	1,123,151	384,960	588,274
Other affiliates payable	17,880	5,162	11,300
Directors’ fees payable	1,540	533	1,011
Withdrawals payable to investors	4,719,767	—	3,778,893
Other accrued expenses payable	589,241	189,802	339,015
Total liabilities	118,406,460	33,227,730	34,852,456
Net Assets	$2,306,713,577	$995,279,213	$1,331,101,826

Net Assets Consist of
Investors’ capital	$2,379,030,433	$1,047,147,276	$1,416,263,155
Net unrealized appreciation/depreciation	(72,316,856)	(51,868,063)	(85,161,329)
Net Assets	$2,306,713,577	$995,279,213	$1,331,101,826
[1] Investments at cost — unaffiliated	$2,384,355,056	$1,046,486,613	$1,417,909,029
[2] Securities loaned at value	$66,967,412	$21,946,538	$21,330,069
[3] Investments at cost — affiliated	$72,082,897	$26,769,631	$23,226,367

See Notes to Financial Statements.

50	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Operations	Master Large Cap Series LLC

Year Ended September 30, 2011	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Investment Income
Dividends — unaffiliated	$52,570,937	$14,412,709	$35,609,303
Dividends — affiliated	618	5,651	274
Securities lending — affiliated	227,229	46,484	210,298
Total income	52,798,784	14,464,844	35,819,875

Expenses
Investment advisory	15,147,528	4,930,799	9,857,157
Accounting services	587,887	216,501	410,297
Custodian	152,575	80,195	130,964
Professional	52,495	53,039	59,461
Directors	80,926	24,574	51,987
Printing	4,392	1,209	2,903
Miscellaneous	64,129	24,913	49,433
Total expenses	16,089,932	5,331,230	10,562,202
Less fees waived by advisor	(389)	(2,460)	(68)
Total expenses after fees waived	16,089,543	5,328,770	10,562,134
Net investment income	36,709,241	9,136,074	25,257,741

Realized and Unrealized Gain (Loss)
Net realized gain from investments	416,733,032	98,414,186	213,756,849
Net change in unrealized appreciation/depreciation on investments	(385,934,163)	(104,232,883)	(191,911,553)
Total realized and unrealized gain (loss)	30,798,869	(5,818,697)	21,845,296
Net Increase in Net Assets Resulting from Operations	$67,508,110	$3,317,377	$47,103,037

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	51

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio		Master Large Cap Growth Portfolio
	Year Ended September 30,		Year Ended September 30,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$36,709,241	$41,996,963	$9,136,074	$5,170,409
Net realized gain	416,733,032	409,794,894	98,414,186	102,446,365
Net change in unrealized appreciation/depreciation	(385,934,163)	(226,914,201)	(104,232,883)	(55,277,639)
Net increase in net assets resulting from operations	67,508,110	224,877,656	3,317,377	52,339,135

Capital Transactions
Proceeds from contributions	406,268,108	390,820,213	735,119,380	145,816,428
Value of withdrawals	(1,376,548,462)	(1,352,534,366)	(414,991,509)	(260,209,274)
Net increase (decrease) in net assets derived from capital transactions	(970,280,354)	(961,714,153)	320,127,871	(114,392,846)

Net Assets
Total increase (decrease) in net assets	(902,772,244)	(736,836,497)	323,445,248	(62,053,711)
Beginning of year	3,209,485,821	3,946,322,318	671,833,965	733,887,676
End of year	$2,306,713,577	$3,209,485,821	$995,279,213	$671,833,965

See Notes to Financial Statements.

52	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Changes in Net Assets (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
	Year Ended September 30,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$25,257,741	$33,004,394
Net realized gain	213,756,849	367,217,114
Net change in unrealized appreciation/depreciation	(191,911,553)	(289,936,488)
Net increase in net assets resulting from operations	47,103,037	110,285,020

Capital Transactions
Proceeds from contributions	499,193,583	567,720,441
Value of withdrawals	(1,388,336,955)	(1,150,721,411)
Net decrease in net assets derived from capital transactions	(889,143,372)	(583,000,970)

Net Assets
Total decrease in net assets	(842,040,335)	(472,715,950)
Beginning of year	2,173,142,161	2,645,858,111
End of year	$1,331,101,826	$2,173,142,161

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	53

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio
			Period November 1, 2008 to September 30, 2009

	Year Ended
	September 30,			Year Ended October 31,
	2011	2010		2008	2007	2006
Total Investment Return
Total investment return	(1.61)%	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Total expenses after fees waived	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Net investment income	1.13%	1.11%	1.56%[3]	0.93%	0.63%	0.58%

Supplemental Data
Net assets, end of period (000)	$2,306,714	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639
Portfolio turnover	129%	173%	168%	109%	96%	88%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

See Notes to Financial Statements.

54	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	Master Large Cap Series LLC

	Master Large Cap Growth Portfolio
			Period November 1, 2008 to September 30, 2009

	Year Ended
	September 30,			Year Ended October 31,
	2011	2010		2008	2007	2006
Total Investment Return
Total investment return	0.72%	7.68%	20.49%[1,2]	(37.96)%	17.47%	14.05%

Ratios to Average Net Assets
Total expenses	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Total expenses after fees waived	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Net investment income	0.93%	0.73%	0.81%[3]	0.54%	0.25%	0.26%

Supplemental Data
Net assets, end of period (000)	$995,279	$671,834	$733,888	$665,963	$1,233,995	$785,377
Portfolio turnover	169%	232%	242%	144%	87%	117%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	55

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
			Period November 1, 2008 to September 30, 2009

	Year Ended September 30,
				Year Ended October 31,
	2011	2010		2008	2007	2006
Total Investment Return
Total investment return	(4.34)%	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%

Ratios to Average Net Assets
Total expenses	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Total expenses after fees waived	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Net investment income	1.28%	1.35%	1.88%[3]	1.22%	0.95%	0.73%

Supplemental Data
Net assets, end of period (000)	$1,331,102	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926
Portfolio turnover	156%	183%	151%	108%	72%	71%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

56	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Notes to Financial Statements	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) constitute the Master Large Cap Series LLC (collectively the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Portfolios may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios earn dividend or interest income on the securities loaned but do not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended September 30, 2011, the participating Portfolios accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	57

Notes to Financial Statements (continued)	Master Large Cap Series LLC

The Portfolios file US federal and various state and local tax returns. The statute of limitations on the Portfolios’ US federal tax returns remains open for each of the two years ended September 30, 2011, the period ended September 30, 2009 and the year ended October 31, 2008. Master Large Cap Growth’s 2009 US federal tax return is currently under examination. No other income tax returns are currently under examination. The statutes of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolios’ financial statements and disclosures.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee based on a percentage each Portfolio’s average daily net assets at the following annual rates:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Portfolio’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the year ended September 30, 2011, the Portfolios reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$40,545
Master Large Cap Growth Portfolio	$12,239
Master Large Cap Value Portfolio	$26,390

The Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Portfolios on such

58	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

investments is shown as securities lending — affiliated in the Statements of Operations. For the year ended September 30, 2011, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$33,956
Master Large Cap Growth Portfolio	$8,311
Master Large Cap Value Portfolio	$78,884

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended September 30, 2011, were as follows:

	Purchases	Sales
Master Large Cap Core Portfolio	$4,160,882,583	$5,088,733,849
Master Large Cap Growth Portfolio	$1,988,710,494	$1,651,926,243
Master Large Cap Value Portfolio	$3,078,044,210	$3,953,923,328

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2010. The Portfolios did not borrow under the credit agreement during the year ended September 30, 2011.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

As of September 30, 2011, Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio invested a significant portion of their assets in securities in the information technology and health care sectors. Master Large Cap Value Portfolio invested a significant portion of its assets in securities in the health care sector. Changes in economic conditions affecting the information technology and health care sectors would have a greater impact on the Portfolios and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	59

Report of Independent Registered Public Accounting Firm	Master Large Cap Series LLC

To the Investors and Board of Directors of Master Large Cap Series LLC:

We have audited the accompanying statements of assets and liabilities of Master Large Cap Series LLC (the “Master LLC”), comprised of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, including the schedules of investments, as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, each of Master Large Cap Series LLC, as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
November 25, 2011

60	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Large Cap Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of each of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”), each a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each Master Portfolio. Each of BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund (each a “Feeder Fund,” and together, the “Feeder Funds”), each a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolios. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Master Portfolio and Feeder Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Master Portfolio, each Feeder Fund and their respective shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or any benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Master Portfolio and/or Feeder Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master Portfolio and/or Feeder Fund operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Feeder Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and each Feeder Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Feeder Fund, as applicable, and the investment performance of each Feeder Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio and/or Feeder Fund to BlackRock; (f) sales and redemption data regarding each Feeder Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	61

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2012. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Feeder Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Master Portfolio and Feeder Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolios and the Feeder Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Feeder Fund shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolios and the Feeder Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund. Throughout the year, the Board compared each Feeder Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio and Feeder Fund. BlackRock and its affiliates provide each Master Portfolio and Feeder Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and Feeder Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Master Portfolio and Feeder Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Feeder Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Master Portfolio, each Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Feeder Fund, as applicable. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Feeder Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Feeder Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund as compared to funds in such Feeder Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with the management of each Master Portfolio to discuss the performance of the Master Portfolio and Feeder Fund, as applicable, throughout the year.

62	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board noted that BlackRock Large Cap Core Fund and BlackRock Large Cap Value Fund each performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board also noted that BlackRock Large Cap Growth Fund performed below the median of its Lipper Performance Universe in the one- and five-year periods reported but performed at or above the median of its Lipper Performance Universe in the three-year period reported. The Board and BlackRock reviewed and discussed the reasons for the underperformance of each Feeder Fund during the periods reported (other than the three-year period, in the case of BlackRock Large Cap Growth Fund) compared with its Peers and actions being taken to improve Feeder Fund performance. The Board and BlackRock analyzed the performance of, and interaction between, each corresponding Master Portfolio’s quantitative and fundamental strategies. BlackRock informed the Board that, among other things, the bulk of the underperformance was concentrated over the 18-month period ended August 31, 2010. During this time, higher quality stocks with improving fundamentals noticeably underperformed lower quality stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of each Feeder Fund. It also was noted that, at the Board’s and BlackRock’s initiative, BlackRock developed a plan that it has been implementing over the past 12 months, which includes the following enhancements, among others: (i) adding a Co-Portfolio Manager; (ii) adding personnel within the Quantitative Analytical Research Group to further support the quantitative portion of the investment team; (iii) dividing responsibility for fundamental research among analysts along sector lines; and (iv) assessing the effectiveness of the quantitative model used in the security selection process. BlackRock expressed to the Board its ongoing commitment to provide the resources necessary to assist the portfolio managers of each corresponding Master Portfolio and to improve the performance of each Feeder Fund.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Master Portfolio and Feeder Fund: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Feeder Fund’s contractual management fee ratio compared with the other funds in the corresponding Feeder Fund’s Lipper category. It also compared each Feeder Fund’s total expense ratio, as well as each Master Portfolio’s/Feeder Fund’s actual management fee ratio, to those of other funds in the Feeder Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio and Feeder Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Master Portfolio and Feeder Fund.

The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Master Portfolio and Feeder Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Master Portfolio and Feeder Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Master Portfolio and Feeder Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that each Master Portfolio’s/Feeder Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Feeder Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the actual total expense ratio of each of BlackRock Large Cap Core Fund and BlackRock Large Cap Value Fund, after giving effect to any expense reimbursement or fee waivers by BlackRock, was lower than or equal to the median actual total expense ratio paid by the Feeder Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board further noted that Master Large Cap Growth Portfolio’s/BlackRock Large Cap Growth Fund’s contractual management fee ratio was reasonable relative to the median contractual management fee ratio paid by the Feeder Fund’s Peers.

The Board also noted that each Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	63

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

The Board further noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the total operating expenses of BlackRock Large Cap Core Fund as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Master Portfolio and Feeder Fund increase. The Board also considered the extent to which each Master Portfolio and Feeder Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Master Portfolio and Feeder Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Master Portfolio and Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Master Portfolio and Feeder Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the applicable Feeder Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of such Feeder Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, on behalf of each Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to each Master Portfolio, for a one-year term ending June 30, 2012.As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to each Master Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

64	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 1999

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 107 Portfolios	None

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	65

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Director of the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Directors as joining the Corporation’s/ Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			158 RICs consisting of 286 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			158 RICs consisting of 286 Portfolios	None

[3]

Mr. Audet is an “interested person” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

66	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

*	Officers of the Corporation/Master LLC serve at the pleasure of the Board.

Further information about the Corporation’s Officers and Directors is available in the Corporation’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Boston, MA 02116

Sub-Advisor
BlackRock Investment
Management, LLC
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and Master LLC, and Paul L. Audet became Director of the Corporation and Master LLC.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	67

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

68	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	69

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

70	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#CAPSERIES-9/11-AR

September 30, 2011

Annual Report
BlackRock Large Cap Series Funds, Inc.

▶ BlackRock Large Cap Core Retirement Portfolio

▶ BlackRock Large Cap Growth Retirement Portfolio

▶ BlackRock Large Cap Value Retirement Portfolio

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Dear Shareholder

Investors have faced one of the most volatile periods in trading history in recent months. Financial markets across the world weathered a storm of whipsaw movements of panic selling and short-lived rebounds of hope as the European debt crisis and concerns about slowing global economic growth dominated headlines and sentiment. Although markets remain volatile and uncertainties abound, BlackRock remains dedicated to finding opportunities and managing risk in this environment.

This shareholder report reflects your fund’s reporting period ended September 30, 2011. The following market review is intended to provide you with additional perspective on the performance of your investments during that period.

One year ago, the global economy appeared to solidly be in recovery mode and investors were optimistic in advance of the second round of quantitative easing from the US Federal Reserve (the “Fed”). Stock markets rallied despite the ongoing sovereign debt crisis in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down) especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding US debt and deficit issues. Equities generally performed well early in the year, however, as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

However, the environment changed dramatically in the middle of the second quarter. Inflationary pressures had intensified in emerging economies, many of which were overheating, and the European debt crisis had continued to escalate. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt, rekindling fears about the broader debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. The downgrade of the US government’s credit rating on August 5 sent financial markets into turmoil. Extreme levels of volatility persisted as investors witnessed financial problems intensify in Italy and Spain and the debt crisis spread to core European nations, France and Germany. Toward the end of the reporting period, economic data out of the United States and Europe grew increasingly bleak. Further compounding concerns about the world economy were indications that growth was slowing in emerging-market nations, including China, a key driver for global growth.

Overall, equities broadly declined while lower-risk investments including US Treasuries, municipal securities and investment grade corporate bonds posted gains for the 6- and 12-month periods ended September 30, 2011. High yield debt posted losses for the 6-month period, but remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

For additional market perspective and investment insight, visit www.blackrock.com/ shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine and its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains dedicated
to finding opportunities
and managing risk in
this environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2011

	6-month	12-month
US large cap equities (S&P 500® Index)	(13.78)%	1.14%
US small cap equities (Russell 2000® Index)	(23.12)	(3.53)
International equities (MSCI Europe, Australasia, Far East Index)	(17.74)	(9.36)
Emerging market equities (MSCI Emerging Markets Index)	(23.45)	(16.15)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.05	0.14
US Treasury securities (BofA Merrill Lynch 10- Year US Treasury Index)	16.14	9.28
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	6.20	5.26
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	7.85	3.88
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(5.12)	1.75
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of September 30, 2011	BlackRock Large Cap Core Retirement Portfolio

Investment Objective

BlackRock Large Cap Core Retirement Portfolio’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Core Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000® Index, for the 12-month period ended September 30, 2011.

What factors influenced performance?

•	Overall, negative Portfolio performance in the information technology (“IT”) and materials sectors offset positive results in health care and financials.

•

Within the IT sector, stock selection was the primary detractor from performance relative to the benchmark index. In particular, the Portfolio was underweight in key large-cap technology names within the benchmark that outperformed. At the same time, the Portfolio was overweight in the semiconductors & semiconductor equipment industry, which struggled during the period. Whereas semiconductors benefited in the first half of 2011 from a tight supply environment and favorable industry trends (e.g., smartphone/tablet adoption and wireless infrastructure build-outs), the final three months of the reporting period saw an inventory correction, partly due to buffer inventories that were built in the aftermath of the Japan earthquake. The industry’s inventory issues were exacerbated by slowing demand trends, a by-product of broader macroeconomic uncertainty.

•

Stock selection also accounted for the majority of relative weakness within materials. The Portfolio’s emphasis on the most economically sensitive areas within the sector — namely, chemicals and metals & mining — was particularly detrimental as these stocks reacted most negatively to the drop in commodity prices and overall global growth concerns.

•

On the positive side, the health care sector accounted for the largest contribution to Portfolio results. Strength was notable in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in rising earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, a substantial overweight position aided results as the market flocked to the safety of the defensive sector. In financials, a significant underweight position was beneficial as macroeconomic and regulatory uncertainties continued to plague the sector. In general, the ongoing European sovereign debt crisis, coupled with a still-evolving regulatory paradigm, creates numerous concerns for us and, thus, we remain broadly on the sidelines.

Describe recent portfolio activity.

•

During the 12 months, we increased Portfolio exposure to the IT, consumer staples, materials and health care sectors. We reduced the Portfolio’s weightings in industrials, utilities, consumer discretionary and financials.

Describe portfolio positioning at period end.

•

At period end, we continue to maintain a balance in the Portfolio between domestic cyclicals on the one hand and more dependable growth names on the other. The Portfolio’s largest sector overweights relative to the Russell 1000® Index were in health care and IT, while the largest underweights were in financials and industrials. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

BlackRock Large Cap Core Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 90% of the total market capitalization of the Russell 3000® Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2011

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Class K	(19.04)%	(1.81)%	(6.94)%
Russell 1000® Index	(14.58)	0.91	(4.04)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]	Annualized Expense Ratio
Class K	$1,000.00	$809.60	$2.95	$1,000.00	$1,021.81	$3.29	0.65%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	5

Fund Summary as of September 30, 2011	BlackRock Large Cap Growth Retirement Portfolio

Investment Objective

BlackRock Large Cap Growth Retirement Portfolio’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000® Growth Index, for the 12-month period ended September 30, 2011.

What factors influenced performance?

•	Overall, negative Portfolio performance in the IT, consumer discretionary and materials sectors offset positive results in industrials and energy.

•

Within the IT sector, stock selection was the primary detractor from performance relative to the benchmark index. In particular, the Portfolio was underweight in key large-cap technology names within the benchmark that outperformed. At the same time, the Portfolio was overweight in the semiconductors & semiconductor equipment industry, which struggled during the period. Whereas semiconductors benefited in the first half of 2011 from a tight supply environment and favorable industry trends (e.g., smartphone/tablet adoption and wireless infrastructure build-outs), the final three months of the reporting period saw an inventory correction, partly due to buffer inventories that were built in the aftermath of the Japan earthquake. The industry’s inventory issues were exacerbated by slowing demand trends, a by-product of broader macroeconomic uncertainty.

•

Stock selection also accounted for the majority of relative weakness within the consumer discretionary and materials sectors. In consumer discretionary, the internet & catalog retail industry was a laggard. Within the industry, the Portfolio was negatively affected by its position in an internet travel retailer that fell on anticipation of weakening travel demand. Automobile industry holdings also underperformed, reflecting both production weakness caused by the Japanese supply disruptions and a reversion in retail auto sales due to the weak macroeconomic environment. Within materials, the Portfolio’s emphasis on the most economically sensitive areas within the sector — namely, chemicals and metals & mining — was particularly detrimental as these stocks reacted most negatively to the drop in commodity prices and overall global growth concerns.

•

On the positive side, an underweight in the industrials sector accounted for the largest contribution to Portfolio results. An underweight in machinery stocks was particularly beneficial as the industry underperformed on concerns that global economic weakness would drive a slowdown in construction activity. An underweight allocation also aided relative performance in the energy sector. Specifically, the Portfolio was underexposed to the oil field services industry, which came under significant pressure as crude oil prices (and commodities, in general) weakened amid broader global economic concerns, and did not have the valuation support of other cyclicals.

Describe recent portfolio activity.

•

During the 12 months, we significantly increased the Portfolio’s weighting in the IT sector, and also added to consumer staples and health care. We reduced the Portfolio allocations to industrials, consumer discretionary, utilities and energy.

Describe portfolio positioning at period end.

•

At period end, we continue to maintain a balance in the Portfolio between domestic cyclicals on the one hand and more dependable growth names on the other. The Portfolio’s largest sector overweights relative to the Russell 1000® Growth Index were in health care and IT, while the largest underweights were in industrials, energy and consumer staples. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

BlackRock Large Cap Growth Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with a greater-than-average growth orientation.

[4]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2011

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Class K	(17.49)%	0.68%	(3.70)%
Russell 1000® Growth Index	(12.48)	3.78	(1.98)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]	Annualized Expense Ratio
Class K	$1,000.00	$825.10	$3.07	$1,000.00	$1,021.71	$3.40	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	7

Fund Summary as of September 30, 2011	BlackRock Large Cap Value Retirement Portfolio

Investment Objective

BlackRock Large Cap Value Retirement Portfolio’s (the “Fund”) investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Value Portfolio (the “Portfolio”), underperformed its benchmark, the Russell 1000® Value Index, for the 12-month period ended September 30, 2011.

What factors influenced performance?

•	Overall, negative Portfolio performance in the materials, utilities and IT sectors offset positive results in health care and financials.

•

Stock selection also accounted for the majority of relative weakness within materials. The Portfolio’s emphasis on the most economically sensitive areas within the sector — namely, chemicals and metals & mining — was particularly detrimental as these stocks reacted most negatively to the drop in commodity prices and overall global growth concerns. In utilities, the Portfolio’s underweight in defensive regulated utilities was a detractor amid the highly volatile market.

•

Within the IT sector, stock selection was the primary detractor from performance relative to the benchmark index. In particular, the Portfolio was underweight in key large-cap technology names within the benchmark that outperformed. At the same time, the Portfolio was overweight in the semiconductors & semiconductor equipment industry, which struggled during the period. Whereas semiconductors benefited in the first half of 2011 from a tight supply environment and favorable industry trends (e.g., smartphone/tablet adoption and wireless infrastructure build-outs), the final three months of the reporting period saw an inventory correction, partly due to buffer inventories that were built in the aftermath of the Japan earthquake. The industry’s inventory issues were exacerbated by slowing demand trends, a by-product of broader macroeconomic uncertainty.

•

On the positive side, the health care sector accounted for the largest contribution to Portfolio results. Strength was notable in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in rising earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, a substantial overweight position aided results as the market flocked to the safety of the defensive sector. In financials, a significant underweight position was beneficial as macroeconomic and regulatory uncertainties continued to plague the sector. In general, the ongoing European sovereign debt crisis, coupled with a still-evolving regulatory paradigm, creates numerous concerns for us and, thus, we remain broadly on the sidelines.

Describe recent portfolio activity.

•

During the 12 months, we increased the Portfolio’s weightings in the health care and IT sectors, and also added to materials and consumer staples. We reduced the Portfolio’s weightings in utilities, industrials and financials.

Describe portfolio positioning at period end.

•

At period end, we continue to maintain a balance in the Portfolio between domestic cyclicals on the one hand and more dependable growth names on the other. The Portfolio’s largest sector overweights relative to the Russell 1000® Value Index were in health care, IT and materials, while the largest underweights were in financials and utilities. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management to strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

BlackRock Large Cap Value Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000® Value Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended September 30, 2011

	6-Month Total Returns	Average Annual Total Returns[5]
		1 Year	Since Inception[6]
Class K	(20.75)%	(4.44)%	(8.35)%
Russell 1000® Value Index	(16.62)	(1.89)	(6.21)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During the Period[7]	Annualized Expense Ratio
Class K	$1,000.00	$793.10	$3.01	$1,000.00	$1,021.71	$3.40	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the Fund and the Portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ administrator waived and/or reimbursed a portion of each of the Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on April 1, 2011 and held through September 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

September 30, 2011	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
Assets
Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$129,566,434	$100,216,397	$145,042,933
Capital shares sold receivable	171,098	136,197	161,113
Withdrawals receivable from the Portfolios	301,507	—	—
Receivable from administrator	1,159	15,552	—
Prepaid expenses	—	—	150
Total assets	130,040,198	100,368,146	145,204,196

Liabilities
Capital shares redeemed payable	472,605	23,456	73,537
Officer’s fees payable	36	30	52
Contributions payable to the Portfolios	—	112,741	87,576
Other affiliates payable	—	—	1,165
Other accrued expenses payable	76,514	62,498	78,021
Total liabilities	549,155	198,725	240,351
Net Assets	$129,491,043	$100,169,421	$144,963,845

Net Assets Consist of
Paid-in capital[2]	$177,426,947	$124,819,363	$173,551,965
Undistributed net investment income	732,750	406,145	1,299,288
Accumulated net realized loss allocated from the Portfolios	(44,848,375)	(19,315,424)	(8,546,546)
Net unrealized appreciation/depreciation allocated from the Portfolios	(3,820,279)	(5,740,663)	(21,340,862)
Net Assets	$129,491,043	$100,169,421	$144,963,845
Class K — Net asset value per common share, 200 million shares authorized, $0.10 par value	$9.78	$9.53	$12.91
[1] Investments at cost	$133,386,713	$105,957,060	$166,383,795
[2] Shares outstanding	13,241,273	10,508,084	11,229,164

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	11

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Year Ended September 30, 2011	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
Investment Income
Net investment income allocated from the Portfolios:
Dividends — unaffiliated	$2,173,703	$1,546,569	$3,210,846
Securities lending — affiliated	9,913	5,220	21,671
Dividends — affiliated	25	573	25
Expenses	(676,878)	(585,700)	(965,289)
Fees waived	15	257	6
Total income	1,506,778	966,919	2,267,259

Expenses
Transfer agent	151,624	113,142	214,622
Printing	22,259	19,445	34,692
Professional	21,133	22,596	21,978
Registration	19,125	17,825	17,825
Officer	69	57	102
Miscellaneous	6,103	6,037	6,244
Total expenses	220,313	179,102	295,463
Less fees reimbursed by administrator	(3,244)	(41,645)	(57,784)
Total expenses after reimbursement	217,069	137,457	237,679
Net investment income	1,289,709	829,462	2,029,580

Realized and Unrealized Gain (Loss) Allocation From the Portfolios
Net realized gain from investments	6,820,142	9,241,396	14,573,605
Net change in unrealized appreciation/depreciation on investments	(14,449,811)	(12,013,168)	(20,336,791)
Total realized and unrealized loss	(7,629,669)	(2,771,772)	(5,763,186)
Net Decrease in Net Assets Resulting from Operations	$(6,339,960)	$(1,942,310)	$(3,733,606)

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Retirement Portfolio		BlackRock Large Cap Growth Retirement Portfolio
	Year Ended September 30,		Year Ended September 30,
Increase (Decrease) in Net Assets	2011	2010	2011	2010
Operations
Net investment income	$1,289,709	$1,060,244	$829,462	$537,231
Net realized gain	6,820,142	10,737,225	9,241,396	11,335,101
Net change in unrealized appreciation/depreciation	(14,449,811)	(5,417,728)	(12,013,168)	(5,869,761)
Net increase (decrease) in net assets resulting from operations	(6,339,960)	6,379,741	(1,942,310)	6,002,571

Dividends to Shareholders From
Net investment income	(1,200,010)	(1,400,002)	(750,002)	(500,007)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	23,789,672	(926,352)	16,200,136	(1,939,099)

Net Assets
Total increase in net assets	16,249,702	4,053,387	13,507,824	3,563,465
Beginning of year	113,241,341	109,187,954	86,661,597	83,098,132
End of year	$129,491,043	$113,241,341	$100,169,421	$86,661,597
Undistributed net investment income	$732,750	$643,051	$406,145	$326,685

	BlackRock Large Cap Value Retirement Portfolio
	Year Ended September 30,
Increase (Decrease) in Net Assets	2011	2010
Operations
Net investment income	$2,029,580	$1,956,638
Net realized gain	14,573,605	18,963,147
Net change in unrealized appreciation/depreciation	(20,336,791)	(14,550,524)
Net increase (decrease) in net assets resulting from operations	(3,733,606)	6,369,261

Dividends to Shareholders From
Net investment income	(2,100,008)	(2,000,004)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(16,085,289)	29,953,412

Net Assets
Total increase (decrease) in net assets	(21,918,903)	34,322,669
Beginning of year	166,882,748	132,560,079
End of year	$144,963,845	$166,882,748
Undistributed net investment income	$1,299,288	$1,369,716

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	13

Financial Highlights	BlackRock Large Cap Series Funds, Inc.

	Class K
	BlackRock Large Cap Core Retirement Portfolio				BlackRock Large Cap Growth Retirement Portfolio
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008
	2011	2010			2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$10.06	$9.61	$8.64	$13.25	$9.54	$8.93	$7.45	$11.20
Net investment income[2]	0.11	0.09	0.11	0.07	0.08	0.06	0.05	0.02
Net realized and unrealized gain (loss)	(0.28)	0.49	0.96	(4.68)	(0.01)	0.61	1.48	(3.77)
Net increase (decrease) from investment operations	(0.17)	0.58	1.07	(4.61)	0.07	0.67	1.53	(3.75)
Dividends from net investment income	(0.11)	(0.13)	(0.10)	—	(0.08)	(0.06)	(0.05)	—
Net asset value, end of period	$9.78	$10.06	$9.61	$8.64	$9.53	$9.54	$8.93	$7.45

Total Investment Return[3]
Based on net asset value	(1.81)%	6.01%	12.55%[4,5]	(34.79)%[4]	0.68%	7.46%	20.66%[4,6]	(33.48)%[4]

Ratios to Average Net Assets[7]
Total expenses	0.67%	0.68%	0.73%[8]	0.71%[8]	0.71%	0.79%	0.88%[8]	0.81%[8]
Total expenses after reimbursement	0.67%	0.67%	0.66%[8]	0.62%[8]	0.67%	0.67%	0.66%[8]	0.65%[8]
Net investment income	0.96%	0.93%	1.39%[8]	0.76%[8]	0.77%	0.62%	0.73%[8]	0.30%[8]

Supplemental Data
Net assets, end of period (000)	$129,491	$113,241	$109,188	$105,224	$100,169	$86,662	$83,098	$80,882
Portfolio turnover of the Portfolio	129%	173%	168%	109%	169%	232%	242%	144%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.08%.

[6]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 20.25%.

[7]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (concluded)	BlackRock Large Cap Series Funds, Inc.

	Class K
	BlackRock Large Cap Value Retirement Portfolio
	Year Ended September 30,		Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008
	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$13.67	$13.28	$12.33	$18.54
Net investment income[2]	0.17	0.17	0.18	0.13
Net realized and unrealized gain (loss)	(0.76)	0.39	0.91	(6.34)
Net increase (decrease) from investment operations	(0.59)	0.56	1.09	(6.21)
Dividends from net investment income	(0.17)	(0.17)	(0.14)	—
Net asset value, end of period	$12.91	$13.67	$13.28	$12.33

Total Investment Return[3]
Based on net asset value	(4.44)%	4.23%	8.93%[4,5]	(33.50)%[4]

Ratios to Average Net Assets[6]
Total expenses	0.70%	0.72%	0.77%[7]	0.78%[7]
Total expenses after reimbursement	0.67%	0.67%	0.66%[7]	0.63%[7]
Net investment income	1.13%	1.21%	1.74%[7]	1.03%[7]

Supplemental Data
Net assets, end of period (000)	$144,964	$166,883	$132,560	$128,159
Portfolio turnover of the Portfolio	156%	183%	151%	108%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.52%.

[6]	Includes the Fund’s share of the applicable Portfolio’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	15

Notes to Financial Statements	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (collectively the “Funds” or individually a “Fund”), constitute three of the series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of September 30, 2011, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio were 6%, 10% and 11%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. Each Fund records its investment in the corresponding Portfolio at fair value based on each Fund’s proportionate interest in the net assets of the corresponding Portfolio. Valuation of securities held by a Portfolio is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the corresponding Portfolio are accounted on a trade date basis. Each Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for the two years ended September 30, 2011 and the periods ended September 30, 2009 and October 31, 2008. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Corporation, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

The Administrator does not receive an administration fee. The Administrator has contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to February 1, 2012 unless approved by the Board, including a majority of the Independent Directors. These amounts are shown as administrator fees waived and/or reimbursed in the Statements of Operations. The expense limitation of each fund is 0.67% of the percentage of average daily net assets of such Fund.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended September 30, 2011, each Fund reimbursed the

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent in the Statements of Operations:

BlackRock Large Cap Core Retirement Portfolio	$756
BlackRock Large Cap Growth Retirement Portfolio	$618
BlackRock Large Cap Value Retirement Portfolio	$1,165

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

3. Income Tax Information:

The tax character of distributions paid during the fiscal years ended September 30, 2011 and September 30, 2010 was as follows:

		BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
Ordinary income	9/30/2011	$1,200,010	$750,002	$2,100,008
	9/30/2010	$1,400,002	$500,007	$2,000,004
Total distributions	9/30/2011	$1,200,010	$750,002	$2,100,008
	9/30/2010	$1,400,002	$500,007	$2,000,004

As of September 30, 2011, the tax components of accumulated net losses were as follows:

	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
Undistributed ordinary income	$732,750	$406,145	$1,299,288
Capital loss carryforwards	(43,521,538)	(18,344,461)	(15,706,504)
Net unrealized losses*	(5,147,116)	(6,711,626)	(14,180,904)
Total	$(47,935,904)	$(24,649,942)	$(28,588,120)

*

The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the tax deferral of losses on wash sales and the timing of income recognition on partnership investments.

As of September 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio
2016	$19,032,662	$93,243	—
2017	24,488,876	18,251,218	$15,706,504
Total	$43,521,538	$18,344,461	$15,706,504

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after September 30, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	17

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

4. Capital Share Transactions:

Transactions in capital shares for Class K were as follows:

BlackRock Large Cap Core Retirement Portfolio	Year Ended September 30, 2011		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount
Class K
Shares sold	5,752,366	$66,509,887	2,791,444	$28,019,345
Shares issued to shareholders in reinvestment of dividends	105,992	1,157,136	132,185	1,324,321
Total issued	5,858,358	67,667,023	2,923,629	29,343,666
Shares redeemed	(3,874,726)	(43,877,351)	(3,031,135)	(30,270,018)
Net increase (decrease)	1,983,632	$23,789,672	(107,506)	$(926,352)

BlackRock Large Cap Growth Retirement Portfolio
Class K
Shares sold	4,007,792	$44,093,163	2,203,293	$20,810,169
Shares issued to shareholders in reinvestment of dividends	67,861	711,630	49,515	465,345
Total issued	4,075,653	44,804,793	2,252,808	21,275,514
Shares redeemed	(2,647,144)	(28,604,657)	(2,481,885)	(23,214,613)
Net increase (decrease)	1,428,509	$16,200,136	(229,077)	$(1,939,099)

BlackRock Large Cap Value Retirement Portfolio
Class K
Shares sold	2,518,610	$38,683,662	4,367,548	$59,137,520
Shares issued to shareholders in reinvestment of dividends	140,336	2,062,642	142,671	1,950,228
Total issued	2,658,946	40,746,304	4,510,219	61,087,748
Shares redeemed	(3,634,075)	(56,831,593)	(2,288,667)	(31,134,336)
Net increase (decrease)	(975,129)	$(16,085,289)	2,221,552	$29,953,412

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Report of Independent Registered Public Accounting Firm	BlackRock Large Cap Series Funds, Inc.

To the Shareholders and Board of Directors of BlackRock Large Cap Series Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio, three of the series constituting BlackRock Large Cap Series Funds, Inc. (collectively the “Funds”), as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio, each of BlackRock Large Cap Series Funds, Inc., as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
November 25, 2011

Important Tax Information (Unaudited)

The entire amount of the ordinary income distribution paid by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio of the BlackRock Large Cap Series Funds, Inc. during the fiscal year ended September 30, 2011 qualifies for the dividends received deduction for corporations and consists entirely of qualified dividend income for individuals.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	19

Portfolio Information as of September 30, 2011	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Pfizer, Inc.	2%
Apple, Inc.	2
Exxon Mobil Corp.	2
Philip Morris International, Inc.	2
Bristol-Myers Squibb Co.	2
Amgen, Inc.	1
Eli Lilly & Co.	1
UnitedHealth Group, Inc.	1
Biogen Idec, Inc.	1
WellPoint, Inc.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Apple, Inc.	4%
Microsoft Corp.	4
Philip Morris International, Inc.	3
Exxon Mobil Corp.	2
International Business Machines Corp.	2
Gilead Sciences, Inc.	2
Walgreen Co.	1
Biogen Idec, Inc.	1
Time Warner Cable, Inc.	1
Baxter International, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Pfizer, Inc.	4%
ConocoPhillips	2
Chevron Corp.	2
Bristol-Myers Squibb Co.	2
UnitedHealth Group, Inc.	2
Eli Lilly & Co.	2
WellPoint, Inc.	1
ACE Ltd.	1
General Dynamics Corp.	1
Capital One Financial Corp.	1

Sector Allocations

Master Large Cap Core Portfolio	Percent of Long-Term Investments
Information Technology	24%
Health Care	22
Consumer Discretionary	15
Consumer Staples	9
Energy	8
Materials	8
Industrials	5
Financials	4
Utilities	3
Telecommunication Services	2

Master Large Cap Growth Portfolio	Percent of Long-Term Investments
Information Technology	35%
Health Care	21
Consumer Discretionary	18
Consumer Staples	8
Materials	5
Energy	5
Industrials	4
Financials	2
Telecommunication Services	2

Master Large Cap Value Portfolio	Percent of Long-Term Investments
Health Care	21%
Information Technology	15
Financials	14
Consumer Discretionary	10
Energy	10
Materials	9
Consumer Staples	8
Industrials	7
Telecommunication Services	3
Utilities	3

For Portfolio compliance purposes, the Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 15.0%
Auto Components — 0.8%
TRW Automotive Holdings Corp. (a)	540,000	$17,674,200
Diversified Consumer Services — 2.5%
Apollo Group, Inc., Class A (a)	640,000	25,350,400
Career Education Corp. (a)(b)	820,000	10,701,000
ITT Educational Services, Inc. (a)	390,000	22,456,200
		58,507,600
Internet & Catalog Retail — 1.0%
Expedia, Inc.	910,000	23,432,500
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	470,000	23,485,900
Media — 3.4%
CBS Corp., Class B	1,320,000	26,901,600
DISH Network Corp. (a)	950,000	23,807,000
Time Warner Cable, Inc.	440,000	27,574,800
		78,283,400
Multiline Retail — 0.7%
Dillard’s, Inc., Class A	350,000	15,218,000
Specialty Retail — 5.6%
Bed Bath & Beyond, Inc. (a)	200,000	11,462,000
Chico’s FAS, Inc.	1,260,000	14,401,800
Foot Locker, Inc.	1,150,000	23,103,500
GameStop Corp., Class A (a)	210,000	4,851,000
Limited Brands, Inc.	670,000	25,801,700
PetSmart, Inc.	620,000	26,443,000
Williams-Sonoma, Inc.	750,000	23,092,500
		129,155,500
Total Consumer Discretionary		345,757,100
Consumer Staples — 9.4%
Beverages — 2.6%
The Coca-Cola Co.	60,000	4,053,600
Coca-Cola Enterprises, Inc.	1,100,000	27,368,000
Constellation Brands, Inc., Class A (a)(b)	1,360,000	24,480,000
Dr. Pepper Snapple Group, Inc.	140,000	5,429,200
		61,330,800
Food & Staples Retailing — 2.4%
The Kroger Co.	1,190,000	26,132,400
Walgreen Co.	860,000	28,285,400
		54,417,800
Food Products — 0.8%
Smithfield Foods, Inc. (a)	990,000	19,305,000
Household Products — 0.5%
The Procter & Gamble Co.	200,000	12,636,000
Personal Products — 1.1%
Herbalife Ltd.	460,000	24,656,000
Tobacco — 2.0%
Philip Morris International, Inc.	730,000	45,537,400
Total Consumer Staples		217,883,000
Energy — 8.1%
Energy Equipment & Services — 0.4%
Exterran Holdings, Inc. (a)	340,000	3,304,800
Helmerich & Payne, Inc.	130,000	5,278,000
		8,582,800

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	190,000	$17,578,800
Exxon Mobil Corp.	660,000	47,935,800
HollyFrontier Corp.	790,000	20,713,800
Marathon Oil Corp.	1,220,000	26,327,600
Murphy Oil Corp.	330,000	14,572,800
Tesoro Corp. (a)	1,220,000	23,753,400
Valero Energy Corp.	1,490,000	26,492,200
		177,374,400
Total Energy		185,957,200
Financials — 4.3%
Consumer Finance — 2.3%
Capital One Financial Corp.	670,000	26,552,100
Discover Financial Services, Inc.	1,120,000	25,692,800
		52,244,900
Diversified Financial Services — 1.0%
The NASDAQ OMX Group, Inc. (a)	1,000,000	23,140,000
Insurance — 1.0%
ACE Ltd.	40,000	2,424,000
Assurant, Inc.	460,000	16,468,000
Principal Financial Group, Inc.	210,000	4,760,700
		23,652,700
Total Financials		99,037,600
Health Care — 21.7%
Biotechnology — 4.3%
Amgen, Inc.	610,000	33,519,500
Biogen Idec, Inc. (a)	320,000	29,808,000
Myriad Genetics, Inc. (a)	610,000	11,431,400
United Therapeutics Corp. (a)	640,000	23,993,600
		98,752,500
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	230,000	12,912,200
Health Care Providers & Services — 10.0%
AMERIGROUP Corp. (a)(b)	580,000	22,625,800
Aetna, Inc.	750,000	27,262,500
AmerisourceBergen Corp.	440,000	16,398,800
CIGNA Corp.	660,000	27,680,400
Cardinal Health, Inc.	450,000	18,846,000
Coventry Health Care, Inc. (a)	840,000	24,200,400
Health Management Associates, Inc., Class A (a)	3,180,000	22,005,600
Humana, Inc.	170,000	12,364,100
UnitedHealth Group, Inc.	670,000	30,900,400
WellPoint, Inc.	440,000	28,723,200
		231,007,200
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	1,130,000	35,459,400
Eli Lilly & Co.	870,000	32,163,900
Forest Laboratories, Inc. (a)	820,000	25,247,800
Johnson & Johnson	200,000	12,742,000
Pfizer, Inc.	2,950,000	52,156,000
		157,769,100
Total Health Care		500,441,000
Industrials — 5.2%
Aerospace & Defense — 3.5%
General Dynamics Corp.	430,000	24,462,700
Lockheed Martin Corp.	380,000	27,603,200
Northrop Grumman Corp.	540,000	28,166,400
		80,232,300

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	21

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Construction & Engineering — 1.3%
Chicago Bridge & Iron Co. NV	310,000	$8,875,300
KBR, Inc.	680,000	16,068,400
URS Corp. (a)	140,000	4,152,400
		29,096,100
Industrial Conglomerates — 0.4%
General Electric Co.	640,000	9,753,600
Total Industrials		119,082,000
Information Technology — 24.2%
Communications Equipment — 1.1%
Motorola Solutions, Inc.	620,000	25,978,000
Computers & Peripherals — 6.3%
Apple, Inc. (a)	130,000	49,553,400
Dell, Inc. (a)(b)	1,980,000	28,017,000
Lexmark International, Inc., Class A (a)(b)	850,000	22,975,500
Seagate Technology Plc	1,930,000	19,840,400
Western Digital Corp. (a)	930,000	23,919,600
		144,305,900
Electronic Equipment, Instruments & Components — 0.7%
Vishay Intertechnology, Inc. (a)	2,050,000	17,138,000
IT Services — 3.1%
Global Payments, Inc.	450,000	18,175,500
International Business Machines Corp.	110,000	19,253,300
SAIC, Inc. (a)	730,000	8,621,300
The Western Union Co.	1,660,000	25,381,400
		71,431,500
Internet Software & Services — 1.0%
Google, Inc., Class A (a)	10,000	5,143,800
Rackspace Hosting, Inc. (a)	560,000	19,118,400
		24,262,200
Semiconductors & Semiconductor Equipment — 8.5%
Altera Corp.	270,000	8,513,100
Applied Materials, Inc.	2,610,000	27,013,500
Cypress Semiconductor Corp. (a)	1,460,000	21,856,200
Fairchild Semiconductor International, Inc. (a)	1,450,000	15,660,000
LSI Corp. (a)	4,290,000	22,222,200
Maxim Integrated Products, Inc.	1,070,000	24,963,100
NVIDIA Corp. (a)(b)	1,840,000	23,000,000
Novellus Systems, Inc. (a)(b)	680,000	18,536,800
Teradyne, Inc. (a)	2,110,000	23,231,100
Xilinx, Inc.	410,000	11,250,400
		196,246,400
Software — 3.5%
Activision Blizzard, Inc.	300,000	3,570,000
Cadence Design Systems, Inc. (a)	2,250,000	20,790,000
Fortinet, Inc. (a)	810,000	13,608,000
Microsoft Corp.	640,000	15,929,600
Symantec Corp. (a)	1,600,000	26,080,000
		79,977,600
Total Information Technology		559,339,600

Common Stocks	Shares	Value
Materials — 7.7%
Chemicals — 3.7%
Ashland, Inc.	580,000	$25,601,200
CF Industries Holdings, Inc.	170,000	20,976,300
Huntsman Corp.	1,440,000	13,924,800
LyondellBasell Industries NV, Class A	970,000	23,697,100
		84,199,400
Containers & Packaging — 0.2%
Sealed Air Corp.	260,000	4,342,000
Metals & Mining — 0.9%
Alcoa, Inc.	2,270,000	21,723,900
Paper & Forest Products — 2.9%
Domtar Corp.	360,000	24,541,200
International Paper Co.	990,000	23,017,500
MeadWestvaco Corp.	800,000	19,648,000
		67,206,700
Total Materials		177,472,000
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	410,000	11,693,200
Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc. (a)	2,760,000	24,039,600
Sprint Nextel Corp. (a)(b)	1,760,000	5,350,400
		29,390,000
Total Telecommunication Services		41,083,200
Utilities — 2.9%
Independent Power Producers & Energy Traders — 2.9%
The AES Corp. (a)	2,450,000	23,912,000
Constellation Energy Group, Inc.	420,000	15,985,200
NRG Energy, Inc. (a)	1,230,000	26,088,300
Total Utilities		65,985,500
Total Long-Term Investments (Cost — $2,384,355,056) — 100.3%		2,312,038,200

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$72,083	$72,082,897
Total Short-Term Securities (Cost — $72,082,897) — 3.1%		72,082,897
Total Investments (Cost — $2,456,437,953*) — 103.4%		2,384,121,097
Liabilities in Excess of Other Assets — (3.4)%		(77,407,520)
Net Assets — 100.0%		$2,306,713,577

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,472,946,460
Gross unrealized appreciation	$224,344,184
Gross unrealized depreciation	(313,169,547)
Net unrealized depreciation	$(88,825,363)

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$618
BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(41,541,705)	$72,082,895	$227,229

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,312,038,200	—	—	$2,312,038,200
Short-Term Securities	—	$72,082,897	—	72,082,897
Total	$2,312,038,200	$72,082,897	—	$2,384,121,097

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	23

Schedule of Investments September 30, 2011	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 17.6%
Auto Components — 0.8%
Federal-Mogul Corp., Class A (a)	110,000	$1,622,500
TRW Automotive Holdings Corp. (a)	180,000	5,891,400
		7,513,900
Diversified Consumer Services — 4.5%
Apollo Group, Inc., Class A (a)	270,000	10,694,700
Career Education Corp. (a)	440,000	5,742,000
DeVry, Inc.	190,000	7,022,400
ITT Educational Services, Inc. (a)(b)	180,000	10,364,400
Weight Watchers International, Inc.	190,000	11,067,500
		44,891,000
Household Durables — 0.8%
Tempur-Pedic International, Inc. (a)	150,000	7,891,500
Internet & Catalog Retail — 1.0%
Expedia, Inc.	400,000	10,300,000
Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	210,000	10,493,700
Media — 4.1%
CBS Corp., Class B	500,000	10,190,000
DISH Network Corp., Class A (a)	420,000	10,525,200
John Wiley & Sons, Inc., Class A	140,000	6,218,800
Time Warner Cable, Inc.	220,000	13,787,400
		40,721,400
Multiline Retail — 0.2%
Nordstrom, Inc.	40,000	1,827,200
Specialty Retail — 4.1%
Bed Bath & Beyond, Inc. (a)	210,000	12,035,100
Chico’s FAS, Inc.	890,000	10,172,700
PetSmart, Inc.	260,000	11,089,000
Williams-Sonoma, Inc.	250,000	7,697,500
		40,994,300
Textiles, Apparel & Luxury Goods — 1.1%
Coach, Inc.	210,000	10,884,300
Total Consumer Discretionary		175,517,300
Consumer Staples — 7.8%
Beverages — 1.4%
The Coca-Cola Co.	40,000	2,702,400
Coca-Cola Enterprises, Inc.	460,000	11,444,800
		14,147,200
Food & Staples Retailing — 2.5%
The Kroger Co.	479,000	10,518,840
Walgreen Co.	440,000	14,471,600
		24,990,440
Personal Products — 1.1%
Herbalife Ltd.	210,000	11,256,000
Tobacco — 2.8%
Philip Morris International, Inc.	440,000	27,447,200
Total Consumer Staples		77,840,840
Energy — 5.0%
Energy Equipment & Services — 0.4%
Exterran Holdings, Inc. (a)	420,000	4,082,400
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	62,000	5,736,240
Exxon Mobil Corp.	340,000	24,694,200
HollyFrontier Corp.	283,000	7,420,260
Marathon Oil Corp.	200,000	4,316,000
Murphy Oil Corp.	90,000	3,974,400
		46,141,100
Total Energy		50,223,500

Common Stocks	Shares	Value
Financials — 1.9%
Consumer Finance — 0.9%
Discover Financial Services, Inc.	378,000	$8,671,320
Diversified Financial Services — 1.0%
The NASDAQ OMX Group, Inc. (a)	430,000	9,950,200
Total Financials		18,621,520
Health Care — 20.8%
Biotechnology — 5.7%
Alexion Pharmaceuticals, Inc. (a)	90,000	5,765,400
Biogen Idec, Inc. (a)	150,000	13,972,500
Gilead Sciences, Inc. (a)	400,000	15,520,000
Myriad Genetics, Inc. (a)	570,000	10,681,800
United Therapeutics Corp. (a)	280,000	10,497,200
		56,436,900
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	245,000	13,754,300
Hill-Rom Holdings, Inc.	240,000	7,204,800
IDEXX Laboratories, Inc. (a)	100,000	6,897,000
Kinetic Concepts, Inc. (a)	139,000	9,158,710
Thoratec Corp. (a)	20,000	652,800
		37,667,610
Health Care Providers & Services — 6.6%
AMERIGROUP Corp. (a)	201,000	7,841,010
Aetna, Inc.	227,000	8,251,450
AmerisourceBergen Corp.	272,000	10,137,440
Cardinal Health, Inc.	237,000	9,925,560
Coventry Health Care, Inc. (a)	287,000	8,268,470
Health Management Associates, Inc., Class A (a)(b)	1,560,000	10,795,200
McKesson Corp.	30,000	2,181,000
UnitedHealth Group, Inc.	187,000	8,624,440
		66,024,570
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc. (a)	380,000	11,875,000
Covance, Inc. (a)	230,000	10,453,500
		22,328,500
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	234,000	7,342,920
Eli Lilly & Co.	340,000	12,569,800
Warner Chilcott Plc, Class A (a)	360,000	5,148,000
		25,060,720
Total Health Care		207,518,300
Industrials — 4.0%
Aerospace & Defense — 1.2%
Lockheed Martin Corp.	157,000	11,404,480
Airlines — 0.5%
Copa Holdings SA, Class A	80,000	4,901,600
Commercial Services & Supplies — 0.6%
Iron Mountain, Inc.	200,000	6,324,000
Construction & Engineering — 1.7%
Chicago Bridge & Iron Co. NV	250,000	7,157,500
KBR, Inc.	420,000	9,924,600
		17,082,100
Total Industrials		39,712,180
Information Technology — 35.6%
Computers & Peripherals — 7.9%
Apple, Inc. (a)	110,000	41,929,800
Dell, Inc. (a)	920,000	13,018,000
QLogic Corp. (a)(b)	790,000	10,017,200
Seagate Technology Plc	630,000	6,476,400
Western Digital Corp. (a)	260,000	6,687,200
		78,128,600

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology (concluded)
IT Services — 6.0%
DST Systems, Inc.	240,000	$10,519,200
Global Payments, Inc.	270,000	10,905,300
International Business Machines Corp.	90,000	15,752,700
SAIC, Inc. (a)	870,000	10,274,700
The Western Union Co.	790,000	12,079,100
		59,531,000
Internet Software & Services — 1.1%
Google, Inc., Class A (a)	4,000	2,057,520
Rackspace Hosting, Inc. (a)	266,000	9,081,240
		11,138,760
Semiconductors & Semiconductor Equipment — 11.4%
Altera Corp.	298,000	9,395,940
Applied Materials, Inc.	990,000	10,246,500
Avago Technologies Ltd.	340,000	11,141,800
Cypress Semiconductor Corp. (a)	320,000	4,790,400
Intersil Corp., Class A	844,000	8,684,760
KLA-Tencor Corp.	290,000	11,101,200
LSI Corp. (a)	1,940,000	10,049,200
Maxim Integrated Products, Inc.	480,000	11,198,400
NVIDIA Corp. (a)(b)	840,000	10,500,000
Novellus Systems, Inc. (a)(b)	310,000	8,450,600
Teradyne, Inc. (a)	720,000	7,927,200
Xilinx, Inc.	350,000	9,604,000
		113,090,000
Software — 9.2%
Activision Blizzard, Inc.	470,000	5,593,000
Autodesk, Inc. (a)	311,000	8,639,580
Cadence Design Systems, Inc. (a)	1,140,000	10,533,600
Fortinet, Inc. (a)	650,000	10,920,000
Microsoft Corp.	1,465,000	36,463,850
Symantec Corp. (a)	750,000	12,225,000
TIBCO Software, Inc. (a)	340,000	7,612,600
		91,987,630
Total Information Technology		353,875,990
Materials — 5.5%
Chemicals — 3.9%
CF Industries Holdings, Inc.	80,000	9,871,200
LyondellBasell Industries NV, Class A	370,000	9,039,100
W.R. Grace & Co. (a)	320,000	10,656,000
Westlake Chemical Corp.	270,000	9,255,600
		38,821,900
Metals & Mining — 0.6%
Alcoa, Inc.	636,000	6,086,520
Paper & Forest Products — 1.0%
International Paper Co.	420,000	9,765,000
Total Materials		54,673,420
Telecommunication Services — 1.7%
Diversified Telecommunication Services — 0.6%
Level 3 Communications, Inc. (a)(b)	4,150,000	6,183,500
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	1,200,000	10,452,000
Total Telecommunication Services		16,635,500
Total Long-Term Investments (Cost — $1,046,486,613) — 99.9%		994,618,550

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (c)(d)	2,585,122	$2,585,122

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$24,185	24,184,509
Total Short-Term Securities (Cost — $26,769,631) — 2.7%		26,769,631
Total Investments (Cost — $1,073,256,244*) — 102.6%		1,021,388,181
Liabilities in Excess of Other Assets — (2.6)%		(26,108,968)
Net Assets — 100.0%		$995,279,213

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,084,993,777
Gross unrealized appreciation	$48,903,489
Gross unrealized depreciation	(112,509,085)
Net unrealized depreciation	$(63,605,596)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	346,978	2,238,144	2,585,122	$5,651
BlackRock Liquidity Series, LLC Money Market Series	$19,523,700	$4,660,809	$24,184,509	$46,484

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	25

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$994,618,550	—	—	$994,618,550
Short-Term Securities	2,585,122	$24,184,509	—	26,769,631
Total	$997,203,672	$24,184,509	—	$1,021,388,181

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments September 30, 2011	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary — 9.7%
Auto Components — 1.0%
TRW Automotive Holdings Corp. (a)	400,000	$13,092,000
Diversified Consumer Services — 1.3%
Career Education Corp. (a)(b)	960,000	12,528,000
Education Management Corp. (a)(b)	350,000	5,194,000
		17,722,000
Internet & Catalog Retail — 1.0%
Expedia, Inc.	500,000	12,875,000
Media — 2.2%
CBS Corp., Class B	770,000	15,692,600
DISH Network Corp., Class A (a)	550,000	13,783,000
		29,475,600
Multiline Retail — 1.0%
Dillard’s, Inc., Class A	320,000	13,913,600
Specialty Retail — 3.2%
Chico’s FAS, Inc.	1,110,000	12,687,300
Foot Locker, Inc.	710,000	14,263,900
GameStop Corp., Class A (a)	530,000	12,243,000
Limited Brands, Inc.	80,000	3,080,800
		42,275,000
Total Consumer Discretionary		129,353,200
Consumer Staples — 7.9%
Beverages — 2.2%
Coca-Cola Enterprises, Inc.	570,000	14,181,600
Constellation Brands, Inc., Class A (a)	840,000	15,120,000
		29,301,600
Food & Staples Retailing — 2.1%
The Kroger Co.	680,000	14,932,800
Walgreen Co.	420,000	13,813,800
		28,746,600
Food Products — 1.1%
Smithfield Foods, Inc. (a)	730,000	14,235,000
Household Products — 0.8%
The Procter & Gamble Co.	170,000	10,740,600
Tobacco — 1.7%
Lorillard, Inc.	60,000	6,642,000
Philip Morris International, Inc.	260,000	16,218,800
		22,860,800
Total Consumer Staples		105,884,600
Energy — 9.6%
Capital Markets — 0.5%
American Capital Ltd. (a)	940,000	6,410,800
Energy Equipment & Services — 0.1%
Helmerich & Payne, Inc.	40,000	1,624,000
Oil, Gas & Consumable Fuels — 9.0%
Chevron Corp.	300,000	27,756,000
ConocoPhillips	440,000	27,860,800
HollyFrontier Corp.	120,000	3,146,400
Marathon Oil Corp.	790,000	17,048,200
Murphy Oil Corp.	310,000	13,689,600
Tesoro Corp. (a)	750,000	14,602,500
Valero Energy Corp.	870,000	15,468,600
		119,572,100
Total Energy		127,606,900

Common Stocks	Shares	Value
Financials — 14.1%
Consumer Finance — 3.3%
Capital One Financial Corp.	460,000	$18,229,800
Discover Financial Services, Inc.	690,000	15,828,600
SLM Corp.	790,000	9,835,500
		43,893,900
Diversified Financial Services — 1.6%
Interactive Brokers Group, Inc., Class A	380,000	5,293,400
JPMorgan Chase & Co.	50,000	1,506,000
The NASDAQ OMX Group, Inc. (a)	620,000	14,346,800
		21,146,200
Insurance — 9.2%
ACE Ltd.	310,000	18,786,000
Allied World Assurance Co. Holdings AG	40,000	2,148,400
American Financial Group, Inc.	450,000	13,981,500
Arch Capital Group Ltd. (a)	480,000	15,684,000
Assurant, Inc.	420,000	15,036,000
Berkshire Hathaway, Inc., Class B (a)	30,000	2,131,200
Endurance Specialty Holdings Ltd.	230,000	7,854,500
Principal Financial Group, Inc.	660,000	14,962,200
Protective Life Corp.	520,000	8,127,600
Symetra Financial Corp.	270,000	2,200,500
Unum Group	740,000	15,510,400
XL Group Plc	340,000	6,392,000
		122,814,300
Total Financials		187,854,400
Health Care — 21.1%
Biotechnology — 1.8%
Amgen, Inc.	190,000	10,440,500
Biogen Idec, Inc. (a)	150,000	13,972,500
		24,413,000
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	280,000	15,719,200
Hill-Rom Holdings, Inc.	280,000	8,405,600
Zimmer Holdings, Inc. (a)	10,000	535,000
		24,659,800
Health Care Providers & Services — 8.8%
AMERIGROUP Corp. (a)	310,000	12,093,100
Aetna, Inc.	440,000	15,994,000
Cardinal Health, Inc.	360,000	15,076,800
Cigna Corp.	390,000	16,356,600
Coventry Health Care, Inc. (a)	470,000	13,540,700
UnitedHealth Group, Inc.	540,000	24,904,800
WellPoint, Inc.	290,000	18,931,200
		116,897,200
Pharmaceuticals — 8.6%
Bristol-Myers Squibb Co.	840,000	26,359,200
Eli Lilly & Co.	550,000	20,333,500
Forest Laboratories, Inc. (a)	520,000	16,010,800
Johnson & Johnson	80,000	5,096,800
Pfizer, Inc.	2,650,000	46,852,000
		114,652,300
Total Health Care		280,622,300
Industrials — 6.8%
Aerospace & Defense — 3.7%
General Dynamics Corp.	330,000	18,773,700
Lockheed Martin Corp.	200,000	14,528,000
Northrop Grumman Corp.	320,000	16,691,200
		49,992,900

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	27

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Construction & Engineering — 2.0%
Chicago Bridge & Iron Co. NV	420,000	$12,024,600
KBR, Inc.	540,000	12,760,200
URS Corp. (a)	70,000	2,076,200
		26,861,000
Industrial Conglomerates — 1.1%
General Electric Co.	720,000	10,972,800
Tyco International Ltd.	80,000	3,260,000
		14,232,800
Total Industrials		91,086,700
Information Technology — 15.3%
Communications Equipment — 1.8%
EchoStar Corp., Class A (a)	310,000	7,009,100
Motorola Solutions, Inc.	410,000	17,179,000
		24,188,100
Computers & Peripherals — 4.1%
Dell, Inc. (a)	1,070,000	15,140,500
Lexmark International, Inc., Class A (a)(b)	480,000	12,974,400
QLogic Corp. (a)	50,000	634,000
Seagate Technology Plc	1,050,000	10,794,000
Western Digital Corp. (a)	580,000	14,917,600
		54,460,500
Electronic Equipment, Instruments & Components — 1.0%
Vishay Intertechnology, Inc. (a)	1,590,000	13,292,400
IT Services — 1.0%
SAIC, Inc. (a)	1,080,000	12,754,800
Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials, Inc.	1,640,000	16,974,000
Fairchild Semiconductor International, Inc. (a)	1,090,000	11,772,000
Intersil Corp., Class A	520,000	5,350,800
LSI Corp. (a)	2,440,000	12,639,200
Novellus Systems, Inc. (a)(b)	300,000	8,178,000
Teradyne, Inc. (a)	1,320,000	14,533,200
		69,447,200
Software — 2.2%
Activision Blizzard, Inc.	1,230,000	14,637,000
Symantec Corp. (a)	880,000	14,344,000
		28,981,000
Total Information Technology		203,124,000
Materials — 8.8%
Chemicals — 3.6%
Ashland, Inc.	320,000	14,124,800
CF Industries Holdings, Inc.	90,000	11,105,100
Cabot Corp.	370,000	9,168,600
LyondellBasell Industries NV, Class A	550,000	13,436,500
		47,835,000
Containers & Packaging — 1.0%
Sealed Air Corp.	800,000	13,360,000
Metals & Mining — 1.1%
Alcoa, Inc.	1,470,000	14,067,900

Common Stocks	Shares	Value
Materials (concluded)
Paper & Forest Products — 3.1%
Domtar Corp.	200,000	$13,634,000
International Paper Co.	630,000	14,647,500
MeadWestvaco Corp.	540,000	13,262,400
		41,543,900
Total Materials		116,806,800
Telecommunication Services — 3.4%
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	420,000	11,978,400
Wireless Telecommunication Services — 2.5%
MetroPCS Communications, Inc. (a)	1,060,000	9,232,600
Sprint Nextel Corp. (a)(b)	4,690,000	14,257,600
Telephone & Data Systems, Inc.	460,000	9,775,000
		33,265,200
Total Telecommunication Services		45,243,600
Utilities — 3.4%
Independent Power Producers & Energy Traders — 3.4%
The AES Corp. (a)	1,590,000	15,518,400
Constellation Energy Group, Inc.	400,000	15,224,000
NRG Energy, Inc. (a)	680,000	14,422,800
Total Utilities		45,165,200
Total Long-Term Investments (Cost — $1,417,909,029) — 100.1%		1,332,747,700

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.16% (c)(d)(e)	$23,226	23,226,367
Total Short-Term Securities (Cost — $23,226,367) — 1.8%		23,226,367
Total Investments (Cost — $1,441,135,396*) — 101.9%		1,355,974,067
Liabilities in Excess of Other Assets — (1.9)%		(24,872,241)
Net Assets — 100.0%		$1,331,101,826

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,478,957,948
Gross unrealized appreciation	$58,142,824
Gross unrealized depreciation	(181,126,705)
Net unrealized depreciation	$(122,983,881)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at September 30, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	40	(40)	—	$274
BlackRock Liquidity Series, LLC Money Market Series	$36,457,500	$(13,231,133)	$23,226,367	$210,298

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Portfolio’s perceived risk of investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,332,747,700	—	—	$1,332,747,700
Short-Term Securities	—	$23,226,367	—	23,226,367
Total	$1,332,747,700	$23,226,367	—	$1,355,974,067

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	29

Statements of Assets and Liabilities	Master Large Cap Series LLC

September 30, 2011	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Assets
Investments at value — unaffiliated[1,2]	$2,312,038,200	$994,618,550	$1,332,747,700
Investments at value — affiliated[3]	72,082,897	26,769,631	23,226,367
Investments sold receivable	38,945,085	6,363,690	8,910,397
Dividends receivable — unaffiliated	1,979,075	711,028	929,407
Contributions receivable from investors	—	29,971	—
Securities lending income receivable — affiliated	16,593	2,957	93,138
Dividends receivable — affiliated	10	—	15
Prepaid expenses	50,047	11,116	47,258
Other assets	8,130	—	—
Total assets	2,425,120,037	1,028,506,943	1,365,954,282

Liabilities
Collateral on securities loaned, at value	72,082,897	24,184,509	23,226,367
Bank overdraft	8,401,086	—	4,957,246
Investments purchased payable	31,470,898	8,462,764	1,950,350
Investment advisory fees payable	1,123,151	384,960	588,274
Other affiliates payable	17,880	5,162	11,300
Directors’ fees payable	1,540	533	1,011
Withdrawals payable to investors	4,719,767	—	3,778,893
Other accrued expenses payable	589,241	189,802	339,015
Total liabilities	118,406,460	33,227,730	34,852,456
Net Assets	$2,306,713,577	$995,279,213	$1,331,101,826

Net Assets Consist of
Investors’ capital	$2,379,030,433	$1,047,147,276	$1,416,263,155
Net unrealized appreciation/depreciation	(72,316,856)	(51,868,063)	(85,161,329)
Net Assets	$2,306,713,577	$995,279,213	$1,331,101,826
[1] Investments at cost — unaffiliated	$2,384,355,056	$1,046,486,613	$1,417,909,029
[2] Securities loaned at value	$66,967,412	$21,946,538	$21,330,069
[3] Investments at cost — affiliated	$72,082,897	$26,769,631	$23,226,367

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Operations	Master Large Cap Series LLC

Year Ended September 30, 2011	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio
Investment Income
Dividends — unaffiliated	$52,570,937	$14,412,709	$35,609,303
Dividends — affiliated	618	5,651	274
Securities lending — affiliated	227,229	46,484	210,298
Total income	52,798,784	14,464,844	35,819,875

Expenses
Investment advisory	15,147,528	4,930,799	9,857,157
Accounting services	587,887	216,501	410,297
Custodian	152,575	80,195	130,964
Professional	52,495	53,039	59,461
Directors	80,926	24,574	51,987
Printing	4,392	1,209	2,903
Miscellaneous	64,129	24,913	49,433
Total expenses	16,089,932	5,331,230	10,562,202
Less fees waived by advisor	(389)	(2,460)	(68)
Total expenses after fees waived	16,089,543	5,328,770	10,562,134
Net investment income	36,709,241	9,136,074	25,257,741

Realized and Unrealized Gain (Loss)
Net realized gain from investments	416,733,032	98,414,186	213,756,849
Net change in unrealized appreciation/depreciation on investments	(385,934,163)	(104,232,883)	(191,911,553)
Total realized and unrealized gain (loss)	30,798,869	(5,818,697)	21,845,296
Net Increase in Net Assets Resulting from Operations	$67,508,110	$3,317,377	$47,103,037

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	31

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio		Master Large Cap Growth Portfolio
	Year Ended September 30,		Year Ended September 30,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$36,709,241	$41,996,963	$9,136,074	$5,170,409
Net realized gain	416,733,032	409,794,894	98,414,186	102,446,365
Net change in unrealized appreciation/depreciation	(385,934,163)	(226,914,201)	(104,232,883)	(55,277,639)
Net increase in net assets resulting from operations	67,508,110	224,877,656	3,317,377	52,339,135

Capital Transactions
Proceeds from contributions	406,268,108	390,820,213	735,119,380	145,816,428
Value of withdrawals	(1,376,548,462)	(1,352,534,366)	(414,991,509)	(260,209,274)
Net increase (decrease) in net assets derived from capital transactions	(970,280,354)	(961,714,153)	320,127,871	(114,392,846)

Net Assets
Total increase (decrease) in net assets	(902,772,244)	(736,836,497)	323,445,248	(62,053,711)
Beginning of year	3,209,485,821	3,946,322,318	671,833,965	733,887,676
End of year	$2,306,713,577	$3,209,485,821	$995,279,213	$671,833,965

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Statements of Changes in Net Assets (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
	Year Ended September 30,
Increase (Decrease) in Net Assets:	2011	2010
Operations
Net investment income	$25,257,741	$33,004,394
Net realized gain	213,756,849	367,217,114
Net change in unrealized appreciation/depreciation	(191,911,553)	(289,936,488)
Net increase in net assets resulting from operations	47,103,037	110,285,020

Capital Transactions
Proceeds from contributions	499,193,583	567,720,441
Value of withdrawals	(1,388,336,955)	(1,150,721,411)
Net decrease in net assets derived from capital transactions	(889,143,372)	(583,000,970)

Net Assets
Total decrease in net assets	(842,040,335)	(472,715,950)
Beginning of year	2,173,142,161	2,645,858,111
End of year	$1,331,101,826	$2,173,142,161

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	33

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio
	Year Ended September 30,		Period November 1, 2008 to September 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	(1.61)%	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Total expenses after fees waived	0.49%	0.49%	0.50%[3]	0.50%	0.49%	0.49%
Net investment income	1.13%	1.11%	1.56%[3]	0.93%	0.63%	0.58%

Supplemental Data
Net assets, end of period (000)	$2,306,714	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639
Portfolio turnover	129%	173%	168%	109%	96%	88%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

See Notes to Financial Statements.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Financial Highlights (continued)	Master Large Cap Series LLC

	Master Large Cap Growth Portfolio
			Period November 1, 2008 to September 30, 2009

	Year Ended September 30,			Year Ended October 31,
	2011	2010		2008	2007	2006
Total Investment Return
Total investment return	0.72%	7.68%	20.49%[1,2]	(37.96)%	17.47%	14.05%

Ratios to Average Net Assets
Total expenses	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Total expenses after fees waived	0.54%	0.56%	0.57%[3]	0.56%	0.56%	0.56%
Net investment income	0.93%	0.73%	0.81%[3]	0.54%	0.25%	0.26%

Supplemental Data
Net assets, end of period (000)	$995,279	$671,834	$733,888	$665,963	$1,233,995	$785,377
Portfolio turnover	169%	232%	242%	144%	87%	117%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	35

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio
			Period November 1, 2008 to September 30, 2009

	Year Ended September 30,			Year Ended October 31,
	2011	2010		2008	2007	2006
Total Investment Return
Total investment return	(4.34)%	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%

Ratios to Average Net Assets
Total expenses	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Total expenses after fees waived	0.54%	0.53%	0.54%[3]	0.51%	0.51%	0.53%
Net investment income	1.28%	1.35%	1.88%[3]	1.22%	0.95%	0.73%

Supplemental Data
Net assets, end of period (000)	$1,331,102	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926
Portfolio turnover	156%	183%	151%	108%	72%	71%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Notes to Financial Statements	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) constitute the Master Large Cap Series LLC (collectively the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Portfolios may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios earn dividend or interest income on the securities loaned but do not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year ended September 30, 2011, the participating Portfolios accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	37

Notes to Financial Statements (continued)	Master Large Cap Series LLC

The Portfolios file US federal and various state and local tax returns. The statute of limitations on the Portfolios’ US federal tax returns remains open for each of the two years ended September 30, 2011, the period ended September 30, 2009 and the year ended October 31, 2008. Master Large Cap Growth’s 2009 US federal tax return is currently under examination. No other income tax returns are currently under examination. The statutes of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Portfolios’ financial statements and disclosures.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee based on a percentage each Portfolio’s average daily net assets at the following annual rates:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets	Rate
Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Portfolio’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the year ended September 30, 2011, the Portfolios reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$40,545
Master Large Cap Growth Portfolio	$12,239
Master Large Cap Value Portfolio	$26,390

The Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Portfolios on such

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

investments is shown as securities lending — affiliated in the Statements of Operations. For the year ended September 30, 2011, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$33,956
Master Large Cap Growth Portfolio	$8,311
Master Large Cap Value Portfolio	$78,884

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the year ended September 30, 2011, were as follows:

	Purchases	Sales
Master Large Cap Core Portfolio	$4,160,882,583	$5,088,733,849
Master Large Cap Growth Portfolio	$1,988,710,494	$1,651,926,243
Master Large Cap Value Portfolio	$3,078,044,210	$3,953,923,328

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2010. The Portfolios did not borrow under the credit agreement during the year ended September 30, 2011.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

As of September 30, 2011, Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio invested a significant portion of their assets in securities in the information technology and health care sectors. Master Large Cap Value Portfolio invested a significant portion of its assets in securities in the health care sector. Changes in economic conditions affecting the information technology and health care sectors would have a greater impact on the Portfolios and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	39

Report of Independent Registered Public Accounting Firm	Master Large Cap Series LLC

To the Investors and Board of Directors of Master Large Cap Series LLC:

We have audited the accompanying statements of assets and liabilities of Master Large Cap Series LLC (the “Master LLC”), comprised of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, including the schedules of investments, as of September 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Master LLC’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio, each of Master Large Cap Series LLC, as of September 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
November 25, 2011

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Large Cap Series LLC (the “Master LLC”) met on April 5, 2011 and May 17–18, 2011 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of each of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (each a “Master Portfolio,” and together, the “Master Portfolios”), each a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each Master Portfolio. Each of BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (each a “Feeder Fund,” and together, the “Feeder Funds”), each a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement with respect to the Master Portfolios. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Directors of the Master LLC and the Board of Directors of the Corporation are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Master Portfolio and Feeder Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Master Portfolio, each Feeder Fund and their respective shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or any benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Master Portfolio and/or Feeder Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master Portfolio and/or Feeder Fund operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Feeder Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and each Feeder Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Corporation’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Corporation’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Feeder Fund, as applicable, and the investment performance of each Feeder Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	41

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Master Portfolio and/or Feeder Fund to BlackRock; (f) sales and redemption data regarding each Feeder Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17–18, 2011 Board meeting.

At an in-person meeting held on May 17–18, 2011, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC on behalf of each Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Master Portfolio, each for a one-year term ending June 30, 2012. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Feeder Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Master Portfolio and Feeder Fund; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolios and the Feeder Funds; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Feeder Fund shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolios and the Feeder Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Feeder Fund. Throughout the year, the Board compared each Feeder Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio and Feeder Fund. BlackRock and its affiliates provide each Master Portfolio and Feeder Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and Feeder Fund by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and Feeder Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Master Portfolio and Feeder Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Feeder Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Master Portfolio, each Feeder Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Feeder Fund, as applicable. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Feeder Fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Feeder Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Feeder Fund as compared to funds in such Feeder Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with the management of each

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Master Portfolio to discuss the performance of the Master Portfolio and Feeder Fund, as applicable, throughout the year.

The Board noted that BlackRock Large Cap Core Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio each performed below the median of its Lipper Performance Universe in both the one-year and since-inception periods reported. The Board and BlackRock reviewed and discussed the reasons for the underperformance of each of these Feeder Funds during these periods compared with its Peers and actions being taken to improve Feeder Fund performance. The Board and BlackRock analyzed the performance of, and interaction between, each corresponding Master Portfolio’s quantitative and fundamental strategies. BlackRock informed the Board that, among other things, the bulk of the underperformance was concentrated over the 18-month period ended August 31, 2010. During this time, higher quality stocks with improving fundamentals noticeably underperformed lower quality stocks with deteriorating fundamentals, especially during the middle two quarters of 2009.

The Board noted that, in general, BlackRock Large Cap Growth Retirement Portfolio performed better than its Peers in that the Feeder Fund’s performance was above the median of its Lipper Performance Universe for the since-inception period, but lower than the median in the one-year period reported.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of each Feeder Fund. It also was noted that, at the Board’s and BlackRock’s initiative, BlackRock developed a plan that it has been implementing over the past 12 months, which includes the following enhancements, among others: (i) adding a Co-Portfolio Manager; (ii) adding personnel within the Quantitative Analytical Research Group to further support the quantitative portion of the investment team; (iii) dividing responsibility for fundamental research among analysts along sector lines; and (iv) assessing the effectiveness of the quantitative model used in the security selection process. BlackRock expressed to the Board its ongoing commitment to provide the resources necessary to assist the portfolio managers of each corresponding Master Portfolio and to improve the performance of each Feeder Fund.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Master Portfolio and Feeder Fund: The Board, including the Independent Board Members, reviewed each Master Portfolio’s/Feeder Fund’s contractual management fee ratio compared with the other funds in the corresponding Feeder Fund’s Lipper category. It also compared each Feeder Fund’s total expense ratio, as well as each Master Portfolio’s/Feeder Fund’s actual management fee ratio, to those of other funds in the Feeder Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio and Feeder Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Master Portfolio and Feeder Fund. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Feeder Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Master Portfolio and Feeder Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Master Portfolio and Feeder Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Master Portfolio and Feeder Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that each Master Portfolio’s/Feeder Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Feeder Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that each Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master Portfolio increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the total operating expenses of each Feeder Fund as a percentage of the Feeder Fund’s average daily net assets on a class-by-class basis, as applicable.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	43

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Master Portfolio and Feeder Fund increase. The Board also considered the extent to which each Master Portfolio and Feeder Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Master Portfolio and Feeder Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Master Portfolio and Feeder Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Master Portfolio and Feeder Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Feeder Fund shares if they believe that the applicable Feeder Fund’s and/or Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of such Feeder Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, on behalf of each Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to each Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master LLC considered the detailed review of BlackRock’s fee structure, as it applies to each Master Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Corporation, including the Independent Board Members, also considered the continuation of the Agreements with respect to each Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

44	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Officers and Directors

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1]
Ronald W. Forbes 55 East 52nd Street New York, NY 10055 1940	Co-Chairman of the Board and Director	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 107 Portfolios	None
Rodney D. Johnson 55 East 52nd Street New York, NY 10055 1941	Co-Chairman of the Board and Director	Since 2007

President, Fairmount Capital Advisors, Inc. since 1987; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia since 2004; Director, The Committee of Seventy (civic) since 2006; Director, Fox Chase Cancer Center from 2004 to 2010.

				33 RICs consisting of 107 Portfolios	None
David O. Beim 55 East 52nd Street New York, NY 10055 1940	Director	Since 2007

Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy since 2002; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.

				33 RICs consisting of 107 Portfolios	None
Dr. Matina S. Horner 55 East 52nd Street New York, NY 10055 1939	Director	Since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 107 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 55 East 52nd Street New York, NY 10055 1939	Director	Since 1999

Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President, Hudson Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005; Director, Cybersettle (dispute resolution technology) since 2009.

				33 RICs consisting of 107 Portfolios	AIMS Worldwide, Inc. (marketing)
Cynthia A. Montgomery 55 East 52nd Street New York, NY 10055 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital since 2005; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 107 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Director, The West Penn Allegheny Health System (a not-for-profit health system) since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investment) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.

				33 RICs consisting of 107 Portfolios	Greenlight Capital Re, Ltd (reinsurance company)
Robert C. Robb, Jr. 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 107 Portfolios	None
Toby Rosenblatt 55 East 52nd Street New York, NY 10055 1938	Director	Since 2007

President, Founders Investments Ltd. (private investments) since 1999; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, Forward Management, LLC since 2007; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.

				33 RICs consisting of 107 Portfolios	None

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	45

Officers and Directors (continued)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served as a Director[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[1] (concluded)
Kenneth L. Urish 55 East 52nd Street New York, NY 10055 1951	Director	Since 2007

Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Chairman Elect of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Trustee, The Holy Family Foundation from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.

				33 RICs consisting of 107 Portfolios	None
Frederick W. Winter 55 East 52nd Street New York, NY 10055 1945	Director	Since 2007

Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since 2005; Director, Indotronix International (IT services) from 2004 to 2008.

				33 RICs consisting of 107 Portfolios	None

[1]

Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

[2]

Date shown is the earliest date a person has served as a Director of the Corporation/Master LLC covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Directors as joining the Corporation’s/Master LLC’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[3]
Paul L. Audet 55 East 52nd Street New York, NY 10055 1953	Director	Since 2011

Senior Managing Director, BlackRock and Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.

			158 RICs consisting of 286 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Director	Since 2007

Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

			158 RICs consisting of 286 Portfolios	None

[3]

Mr. Audet is an “interested person” as defined in the 1940 Act, of the Corporation/Master LLC based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Corporation/Master LLC based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Directors who turn 72 prior to December 31, 2013.

46	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Officers and Directors (concluded)

Name, Address and Year of Birth	Position(s) Held with Corporation/ Master LLC	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	President and Chief Executive Officer	Since 2010

Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock since 2010; Director of BlackRock from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009 and Co-head thereof from 2007 to 2009; Vice President of BlackRock from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of BlackRock since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.

*	Officers of the Corporation/Master LLC serve at the pleasure of the Board.

Further information about the Corporation’s Officers and Directors is available in the Corporation’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Boston, MA 02116

Distributor

BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Address of the Fund

100 Bellevue Parkway
Wilmington, DE 19809

Effective September 22, 2011, Richard S. Davis resigned as Director of the Corporation and Master LLC, and Paul L. Audet became Director of the Corporation and Master LLC.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	47

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund/Master LLC’s portfolios, during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

48	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011	49

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Portfolio
BlackRock World Income Fund
US Mortgage Portfolio

Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

50	BLACKROCK LARGE CAP SERIES FUNDS, INC.	SEPTEMBER 30, 2011

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LCSRP-9/11-AR

Item 2 –

Code of Ethics – Each registrant (each a “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Large Cap Core Fund	$7,000	$6,800	$0	$0	$12,350	$6,100	$0	$625
BlackRock Large Cap Core Retirement Portfolio	$7,000	$6,800	$0	$0	$11,400	$6,100	$0	$25
BlackRock Large Cap Growth Fund	$7,000	$6,800	$0	$0	$12,350	$6,100	$0	$128
BlackRock Large Cap Growth Retirement Portfolio	$7,000	$6,800	$0	$0	$10,000	$6,100	$0	$19
BlackRock Large Cap Value Fund	$7,000	$6,800	$0	$0	$12,350	$6,100	$0	$619
BlackRock Large Cap Value Retirement Portfolio	$7,000	$6,800	$0	$0	$12,350	$6,100	$0	$30
Master Large Cap Core Portfolio	$35,500	$34,500	$0	$0	$13,250	$9,200	$0	$0
Master Large Cap Growth Portfolio	$32,500	$31,500	$0	$0	$13,250	$9,200	$0	$0
Master Large Cap Value Portfolio	$32,500	$31,500	$0	$0	$13,250	$9,200	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Large Cap Core Fund	$12,350	$17,502
BlackRock Large Cap Core Retirement Portfolio	$11,400	$16,902
BlackRock Large Cap Growth Fund	$12,350	$17,005
BlackRock Large Cap Growth Retirement Portfolio	$10,000	$16,896
BlackRock Large Cap Value Fund	$12,350	$17,496
BlackRock Large Cap Value Retirement Portfolio	$12,350	$16,907
Master Large Cap Core Portfolio	$13,250	$19,977
Master Large Cap Growth Portfolio	$13,250	$19,977
Master Large Cap Value Portfolio	$13,250	$19,977

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: November 30, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: November 30, 2011